Federated Investors
World-Class Investment Manager

Federated Limited Term Fund

A Portfolio of Federated Fixed Income Securities, Inc.

10TH SEMI-ANNUAL REPORT

May 31, 2001

Established 1991

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Richard B. Fisher

President

Federated Limited Term Fund

President's Message

Dear Shareholder:

Federated Limited Term Fund was created in 1991, and I am pleased to present its 10th Semi-Annual Report. The fund's assets totaled $182 million on May 31, 2001. This short-term bond fund holds securities with maturities between money market funds (i.e., 40-60 days) and government bond issues (i.e., 1-3 years). As a result, shareholders can generally expect a higher level of income than money market fund instruments, and a lower level of income than longer term government bond funds.1

This report covers the first half of the fund's fiscal year, which is the six-month reporting period from December 1, 2000 through May 31, 2001. It begins with an interview with the fund's portfolio manager, Randall S. Bauer, who co-manages the fund with Robert E. Cauley, both Vice Presidents with Federated Investment Management Company. Following their discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's holdings, and third is the publication of the fund's financial statements.

With the U.S. economy likely to run at a much slower, or even negative growth rate for the foreseeable future, fixed-income securities should provide both income and principal protection in a diversified portfolio.

1 Unlike money market funds, the net asset value of this fund will fluctuate.

In this bull market environment for bonds, the fund continued to produce a strong income stream and positive total return for investors. Individual share class total return performance for the six-month reporting period, including income distributions, follows.2

	Total Return	Income Distributions	Net Asset Value Increase
Class A Shares	4.69%	$0.292	$9.30 to $9.44 = 1.51%
Class F Shares	4.75%	$0.297	$9.30 to $9.44 = 1.51%

Thank you for choosing Federated Limited Term Fund as a conservative way to pursue income through a diversified, high-quality portfolio of short-term securities. Remember, reinvesting your monthly dividends is a convenient way to build your account--and helps to build your account through the benefit of compounding.3

As always, we welcome your comments and suggestions.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
July 15, 2001

2 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A and F Shares were 3.69% and 2.75%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

3 Systematic investing does not ensure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low price levels.

Randall S. Bauer

Vice President

Federated Investment Management Company

Robert E. Cauley

Vice President

Federated Investment Management Company

Investment Review

What is your review of the short-term bond market during the first half of the fund's fiscal year?

The short end of the yield curve generated solid returns as the Federal Reserve Board (the "Fed") lowered the Federal Funds Target Rate five times over the fund's reporting period ended May 31, 2001.

The easings came in response to a markedly slowing U.S. economy and a weak equity market. The degree to which the economy reacts to this monetary stimulus, as well as the speed at which it reacts, will be dictated by a number of factors. Two critical factors are the health of the consumer market and the willingness of foreign investors to finance America's current account deficit. Almost as important will be the political skill employed by both the Fed and the Bush administration in restoring investor confidence in equity markets without reigniting the unrealistic valuation expectations experienced in the late 1990's, which ultimately proved unsustainable.

We believe that while the Fed will ultimately be successful in administering its expansionary medicine, the U.S. economy will likely continue to run at a slower rate in the near term. This means that fixed-income securities could potentially continue to provide both income and principal protection in a diversified portfolio. At least a neutral weight in bonds should be maintained, and with the risk to economic activity still biased to the downside, a general overweight in bonds--which would take advantage of possible future capital appreciation--may still be desirable.

For the six-month reporting period ended May 31, 2001, the Merrill Lynch 1-3 Year Corporate Index returned 5.67%, compared with a return by the Merrill Lynch 1-3 Year Treasury Index of 4.85%.1 The Merrill Lynch 0-3 Year Mortgage Index returned 4.95%, and the Merrill Lynch 0-3 Year Asset-Backed Index returned 4.19%.1

How did Federated Limited Term Fund's portfolio of short maturity securities perform in terms of total return and income?

Given the solid performance at the short end of the yield curve for high-quality debt securities, the fund was able to outperform the total return provided by cash alternatives for the reporting period. For example, the fund's performance was competitive with its peer group, the Lipper Short Investment Grade Debt Funds Average, which produced an average return for the period of 4.71%.2

The fund's Class A Shares delivered a total return of 4.69%, based on net asset value, and monthly dividends totaling $0.292 per share. The fund's Class F Shares produced a total return of 4.75%, based on net asset value, and paid monthly dividends totaling $0.297 per share. The net asset value of both share classes increased $0.14 per share, from $9.30 to $9.44, over the reporting period.

As of May 31, 2001, the 30-day SEC yields for Class A and F Shares were 5.66% and 5.77%, respectively, based on offering price.3

1 Merrill Lynch 1-3 Year Corporate Index is an unmanaged index tracking short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years. Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. Merrill Lynch 0-3 Year Mortgage Index is an unmanaged index tracking generic coupon mortgages with at least $150 million par amount outstanding. Merrill Lynch 0-3 Year Asset-Backed Index is an unmanaged index tracking fixed rate U.S. asset-backed securities with maturities between 1 and 2.99 years. Investments cannot be made in an index.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. Lipper figures do not reflect sales charges.

3 The 30-day SEC net yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized.

Have you made any changes to the fund's allocation among U.S. Treasury, corporate issues, asset-backed, and mortgage-backed securities?

With regard to sector allocation, asset-backed securities (ABS) continued to receive the largest amount of fund exposure (42% of the portfolio). Since the beginning of the calendar year, however, corporate bond exposure has continually increased to the point where it now represents nearly a quarter of the fund's assets (19%). The belief is that the additional liquidity provided to the financial system by the Fed will eventually have a positive effect on economic activity, which in turn should be good for corporate debt issuers. Between this exposure and an 8% allocation to Treasury and agency debt, the fund also has a reasonable amount of positive convexity with which to participate in any further decline in interest rates. Convexity measures how much a security of a given duration will move relative to changes in interest rates.5 If a security's convexity is positive, its price movement will be greater than that indicated by its duration for a downward movement in market yields, and will be less for an upward movement.

Mortgage-backed securities (MBS), at 20% of the fund's assets, continued to receive less emphasis. A mortgage-backed bond generally possesses negative convexity, which means that its price should increase less than that indicated by its duration if interest rates fall, but fall more than that indicated by its duration if interest rates rise. Periods in which there are significant movements in general interest rate levels (like the present) are generally less conducive to overweight positions in MBS.

What is the fund's quality composition and top five holdings?

As of May 31, 2001, the quality breakdown of the fund was as follows:

Percentage of Net Assets
AAA	52%
AA	7%
A	12%
BBB	17%
BB or lower	11%

5 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter duration.

The top five holdings were:

Percentage of Assets
PNC Mortgage Securities Corp. 1997-2, Class B1, 7.50%, due 3/25/2027	2.6%
PNC Mortgage Securities Corp. 1999-9, Class 3-A1, 7.22%, due 10/25/2029	2.2%
FNMA, 5.125%, due 2/13/2004	2.2%
U.S. Treasury Note, 3.625%, due 7/15/2002	1.9%
Daimler Chrysler Auto Trust 2000-E, Class A3, 6.11%, due 11/8/2004	1.7%
TOTAL	10.6%

At the midpoint in the fund's fiscal year, what is your outlook for the rest of 2001?

The Fed will likely continue to lower interest rate targets into the summer. It will take time for the full effect of the current sequence of monetary easings to be felt, however. This means there is a low probability of yields moving meaningfully higher in the near term, which should be good news for investors in products like Federated Limited Term Fund. The combination of flat-to-lower interest rates and a healthy current yield in a solidly investment-grade bond portfolio should provide an attractive opportunity, at least through the end of the current year.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT:

If you had made an initial investment of $10,000 in the Class A Shares of Federated Limited Term Fund on 1/14/92, reinvested your dividends and capital gains, and did not redeem any shares, your account would have been worth $16,472 on 5/31/01. You would have earned a 5.47%1 average annual total return for the investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 6/31/01, the Class A Shares' 1-year, 5-year and since inception (1/14/92) average annual total returns were 6.73%, 5.57% and 5.47%, respectively. Class F Shares' 1-year, 5-year and since inception (9/1/93) average annual total returns were 5.85%, 5.67% and 5.10%, respectively.2

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1.00% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 1.00% sales charge; Class F Shares, 1.00% sales charge and 1.00% contingent deferred sales charge.

ONE STEP AT A TIME:

$1,000 initial investment and subsequent investments of $1,000 each year for nine years (reinvesting all dividends and capital gains) grew to $12,919.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Limited Term Fund on 1/14/92, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $10,000, but your account would have reached a total value of $12,9191 by 5/31/01. You would have earned an average annual total return of 5.29%.

A practical investment plan helps you pursue income from short-term bonds. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Investor Profile: Investing for Unplanned Expenses

While most investors focus on planned financial goals, Phil and Kate Porter also invest to help with life's unplanned expenses. On 1/14/92 they invested $10,000 in Federated Limited Term Fund to start an emergency reserve account. By 5/31/01, their account had grown to $16,474, achieving an average annual total return of 5.47%.

Over time, they may draw on the accumulated income to pay for everything from major car repairs to household plumbing emergencies.

With Federated Limited Term Fund, they can take comfort in the fact that they have a reserve to help with whatever unforeseen expenses lie ahead.

This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance is no guarantee of future results.

Portfolio of Investments

May 31, 2001 (unaudited)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--0.6%
		Government Agency--0.6%
$384,130	[1]	FHLMC, ARM 8.130%, 9/1/2019	$391,970
435,304	[1]	FHLMC, ARM 8.141%, 12/1/2018	442,313
136,316	[1]	FNMA, ARM 8.373%, 12/1/2020	140,270
66,042	[1]	FNMA, ARM 8.400%, 11/1/2017	68,215

		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,041,746)	1,042,768

		ASSET-BACKED SECURITIES--42.3%
		Automobile--7.1%
75,699		AFG Receivables Trust 1997-A, Class C, 7.20%, 10/15/2002	76,416
122,722		AFG Receivables Trust 1997-B, Class C, 7.00%, 2/15/2003	124,099
2,000,000		AmSouth Auto Trust 2000-1, Class A3, 6.67%, 7/15/2004	2,055,400
1,719,081		BMW Vehicle Owner Trust 1999-A, Class A3, 6.41%, 4/25/2003	1,736,375
1,700,000		Capital Auto Receivables Asset Trust 2000-1, Class A4, 7.00%, 1/17/2005	1,742,414
3,000,000		Daimler Chrysler Auto Trust 2000-E, Class A3, 6.11%, 11/8/2004	3,072,900
2,000,000		Isuzu Auto Owner Trust 2001-1, Class A3, 4.88%, 11/22/2004	2,007,980
645,067		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	668,185
519,726	[2]	Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2004	521,960
491,550	[2]	Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	492,337
360,160		Paragon Auto Receivables Owner Trust 1999-A, Class A, 5.95%, 11/15/2005	366,229

		TOTAL	12,864,295

		Credit Card--6.3%
1,027,562	[2]	Banco Nacional de Mexico SA, Credit Card Merchant Voucher Receivables Master Trust (Series 1996-A), Class A1, 6.25%, 12/1/2003	1,023,709
2,000,000		Fingerhut Master Trust 1998-2, Class A, 6.23%, 2/15/2007	2,041,720
2,500,000		First Consumers Master Trust 2001-A, Class B, 5.22%, 9/15/2008	2,503,950
1,250,000		MBNA Master Credit Card Trust II 1997-F, Class A, 6.60%, 11/15/2004	1,277,237
1,000,000		MBNA Master Credit Card Trust II 2000-A, Class A, 7.35%, 7/16/2007	1,063,620
1,500,000		Prime Credit Card Master Trust, Class A, 6.70%, 10/15/2005	1,552,575
2,000,000		Providian Master Trust 1999-2, Class A, 6.60%, 4/16/2007	2,056,720

		TOTAL	11,519,531

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--16.7%
$1,500,000	[2]	125 Home Loan Owner Trust 1998-1A, Class B-2, 12.16%, 2/15/2029	$1,420,320
3,000,000		Asset Backed Funding Certificate 2001-AQ1, Class A3, 5.745%, 4/20/2027	2,982,360
1,000,000	[1]	Chase Funding Mortgage Loan 1999-1, Class IIB, 7.2563%, 6/25/2028	1,003,720
750,000		Cityscape Home Equity Loan Trust 1997-4, Class B, 7.94%, 10/25/2018	765,276
280,602		EQCC Home Equity Loan Trust 1995-4, Class A4, 6.95%, 3/15/2012	285,546
942,642		Green Tree Home Improvement Loan Trust 1995-C, Class B1, 7.20%, 7/15/2020	957,633
2,200,000		Green Tree Home Improvement Loan Trust 1996-F, Class HIB2, 7.70%, 11/15/2027	2,065,152
2,000,000		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,340,000
352,097		Headlands Home Equity Loan Trust 1998-2, Class A3, 6.67%, 12/15/2024	356,222
785,028		Independent National Mortgage Corp. Home Equity 1997-A, Class BF, 7.39%, 10/25/2028	782,328
1,300,000		Indymac Home Equity Loan Asset-Backed Trust 2001-A, Class AF6, 6.537%, 11/25/2030	1,290,250
2,000,000	[1]	Long Beach Home Equity Loan Trust 2000-LB1, Class M2V, 5.183%, 6/21/2030	2,002,125
3,000,000		Long Beach Home Equity Loan Trust 2001-1, Class A3, 5.198%, 8/13/2007	3,000,000
2,000,000		Mellon Bank Home Equity Installment Loan 1997-1, Class A4, 6.84%, 7/25/2012	2,009,520
1,000,000	[1]	Merrill Lynch Mortgage Investors, Inc. 1993-C, Class A4, 6.00%, 3/15/2018	1,003,526
1,410,113	[2,3]	Merrill Lynch Mortgage Investors, Inc. 1998-FF3, Class BB, 5.50%, 11/20/2029	1,405,262
505,990		NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	460,450
1,605,986		Option One Mortgage Securities Corp. 1999-4, Class CTF, 9.67%, 12/25/2029	1,620,536
2,749,000	[2]	Saxon Asset Securities Trust 1998-1, Class BF2, 7.68%, 3/5/2028	2,455,214
250,189		Saxon Asset Securities Trust 1999-2, Class BV1, 8.305%, 9/25/2001	251,050
782,103		Saxon Asset Securities Trust 2000-2, Class AV1, 4.77%, 7/25/2030	782,864
2,000,000		Sovereign Bank Home Equity Loan Trust 2000-1, Class A2, 6.96%, 4/25/2003	2,045,826
101,315		The Money Store Home Equity Trust 1992-B, Class A, 6.90%, 7/15/2007	101,377

		TOTAL	30,386,557

		Manufactured Housing--5.1%
1,150,000		Green Tree Financial Corp. 1993-3, Class A6, 6.10%, 10/15/2018	1,159,875
750,000		Green Tree Financial Corp. 1995-3, Class B1, 7.85%, 8/15/2025	758,177
1,250,000		Green Tree Financial Corp. 1996-2, Class B-1, 7.55%, 4/15/2027	1,221,647
2,250,000		Green Tree Financial Corp. 1997-3, Class B1, 7.51%, 7/15/2028	2,211,687
1,409,063		Green Tree Financial Corp. 1998-2, Class A5, 6.24%, 11/1/2016	1,435,459
2,000,000		Merit Securities Corp. (Series 12), Class 1, 7.98%, 7/28/2033	1,902,500
38,968		Oakwood Mortgage Investors, Inc. 1995-B, Class A2, 6.45%, 1/15/2021	38,991
500,000	[1]	Vanderbilt Mortgage Finance 1999-A, Class 2B2, 6.98%, 6/7/2016	494,690

		TOTAL	9,223,026

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Marine Receivable--1.1%
$2,000,000		CIT Marine Trust 1999-A, Class A2, 5.80%, 4/15/2010	$2,022,840

		Other--4.3%
245,159	[2]	Bosque Asset Corp., Class 1, 7.66%, 6/5/2002	237,804
717,130		Case Equipment Loan Trust 1999-A, Class B, 5.96%, 8/15/2005	727,062
325,000		Centerior Energy Receivables Master Trust 1996-1, Class A, 7.20%, 4/15/2002	326,170
1,000,000		Embarcadero Aircraft Securitization Trust 2000-A, Class A1, 4.6023%, 8/15/2025	998,440
3,180,303	[2]	FMAC Loan Receivables Trust 1997-A, Class A-X, 2.77%, 4/15/2019	190,818
1,714,086		Litigation Settlement Monetized Fee Trust 2001-1A, Class A1, 8.33%, 4/25/2031	1,711,944
2,500,000		Navistar Financial Corp. Owner Trust 2001-A, Class A3, 4.99%, 8/15/2005	2,494,400
1,250,000		Tobacco Settlement Revenue Management Authority 2001-A, Class A, 7.666%, 5/15/2016	1,250,675

		TOTAL	7,937,313

		Utilities--1.7%
1,300,000		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A5, 6.19%, 9/25/2005	1,325,519
1,000,000		California Infrastructure SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	1,015,240
750,000		Peco Energy Transition Trust 1999-A, Class A2, 5.63%, 3/1/2005	759,247

		TOTAL	3,100,006

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $77,765,460)	77,053,568

		COLLATERALIZED MORTGAGE OBLIGATIONS--18.8%
		Commercial Mortgage--1.2%
3,683,229		First Union Lehman Brothers Commercial Mortgage Trust (Series 1997-C1) IO, 1.24%, 4/18/2027	190,807
1,900,000	[1,2]	K Mart CMBS Financing, Inc. (Series 1997-1), Class D, 5.53375%, 3/1/2007	1,889,502

		TOTAL	2,080,309

		Government Agency--0.5%
3,435,447		FNMA (Series 302), Class 2, 6.00%, 6/1/2029	921,353

		Whole Loan--17.1%
837,903		Bayview Financial Acquisition Trust 1998-1, Class MI3, 8.21%, 5/25/2029	698,082
932,803		Bear Stearns Mortgage Securities, Inc. 1996-8, Class B3, 8.00%, 11/25/2027	953,362
875,411		CMSI (Series 1992-18), Class A-1, 7.931%, 11/25/2022	904,299
284,170	[2]	GE Capital Mortgage Services, Inc. 1994-3, Class B4, 6.50%, 1/25/2024	193,591
654,000		GE Capital Mortgage Services, Inc. 1998-3, Class A4, 6.25%, 1/25/2028	663,346
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Whole Loan--continued
$282,439		GE Capital Mortgage Services, Inc. 1998-11, Class 1A1, 6.75%, 6/25/2028	$283,276
2,736,059		Headlands Mortgage Securities Inc. 1997-1, Class B3, 7.75%, 3/25/2027	2,737,167
2,680,000		Homeside Mortgage Securities, Inc. 1998-1, Class A2, 6.75%, 2/25/2028	2,667,739
1,535,000	[1]	Mellon Residential Funding Corp. 1998-TBC1, Class B3, 6.60318%, 10/25/2028	1,521,323
535,000	[1,2]	Mellon Residential Funding Corp. 1998-TBC1, Class B4, 6.60318%, 10/25/2028	425,074
961,925		Norwest Asset Securities Corp. 1997-10, Class A4, 7.00%, 8/25/2027	970,688
923,695		Norwest Asset Securities Corp. 1998-6, Class A9, 6.90%, 4/25/2028	898,718
4,586,538		PNC Mortgage Securities Corp. 1997-2, Class B1, 7.50%, 3/25/2027	4,667,582
3,989,474		PNC Mortgage Securities Corp. 1999-9, Class 3A1, 7.22%, 10/25/2029	4,076,308
881,846	[1,2]	Resecuritization Mortgage Trust 1998-A, Class B3, 7.8312%, 10/26/2023	690,318
2,000,000		Residential Accredit Loans, Inc. 1997-QS12, Class A6, 7.25%, 11/25/2027	2,045,920
2,433,370		Residential Funding Mortgage Securities I, Inc. 1996-S1, Class A11, 7.10%, 1/25/2026	2,446,948
475,801		Residential Funding Mortgage Securities I, Inc. 1996-S25, Class M3, 7.75%, 12/25/2026	487,677
2,250,000		Residential Funding Mortgage Securities I, Inc. 1997-S17, Class A14, 7.00%, 11/25/2027	2,270,914
1,099,716	[1,2,3]	SMFC Trust Asset-Backed Certificates 1997-A, Class 4, 8.3602%, 1/20/2035	869,468
719,810		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	719,453

		TOTAL	31,191,253

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $34,431,892)	34,192,915

		CORPORATE BONDS--19.1%
		Banking--2.7%
3,000,000		J.P. Morgan Chase & Co., Sub. Note, 5.25%, 12/5/2009	2,929,665
1,000,000		Mercantile Bancorporation, Inc., 6.80%, 6/15/2001	1,001,340
1,000,000		Wells Fargo Co., Note, 6.50%, 9/3/2002	1,023,710

		TOTAL	4,954,715

		Beverage & Tobacco--0.6%
1,000,000		Philip Morris Cos., Inc., Deb., 8.25%, 10/15/2003	1,058,830

		Ecological Services & Equipment--1.1%
2,000,000		Waste Management, Inc., Note, 6.625%, 7/15/2002	2,018,700

		Electronics--0.5%
1,000,000		Anixter International, Inc., Company Guarantee, 8.00%, 9/15/2003	1,016,160

Principal Amount			Value
		CORPORATE BONDS--continued
		Energy--0.8%
$1,500,000		Osprey Trust, Sr. Secd. Note, 8.31%, 1/15/2003	$1,545,390

		Finance - Automotive--3.1%
1,500,000		DaimlerChrysler AG, 7.75%, 6/15/2005	1,573,545
2,000,000		Ford Motor Credit Co., Note, 6.625%, 6/30/2003	2,050,300
2,000,000		General Motors Acceptance Corp., Note, 5.80%, 3/12/2003	2,016,520

		TOTAL	5,640,365

		Food & Drug Retailers--0.7%
1,500,000		Great Atlantic & Pacific Tea Co., Inc., Global Bond Deb., 7.70%, 1/15/2004	1,327,500

		Forest Products--0.6%
1,000,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	1,037,390

		Insurance--1.5%
2,000,000		GEICO Corp., Deb., 9.15%, 9/15/2021	2,116,560
750,000	[1]	HSB Group, Inc., Company Guarantee, 5.67%, 7/15/2027	710,490

		TOTAL	2,827,050

		Retailers--0.7%
1,350,000		Shopko Stores, Inc., Sr. Note, 8.50%, 3/15/2002	1,221,750

		Technology Services--0.9%
1,500,000		Unisys Corp., Sr. Note, 11.75%, 10/15/2004	1,606,875

		Telecommunications & Cellular--3.9%
2,000,000		Citizens Utilities Co., Deb., 6.80%, 8/15/2026	1,985,300
1,500,000		Sprint Capital Corp., 7.625%, 6/10/2002	1,528,035
2,000,000		U.S. West Communications, Inc., Note, 7.20%, 11/1/2004	2,045,360
1,500,000		WorldCom, Inc., 6.50%, 5/15/2004	1,505,250

		TOTAL	7,063,945

		Utilities--2.0%
2,000,000	[1]	Indiana Michigan Power Co., 5.71375%, 9/3/2002	2,003,980
1,500,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 9.00%, 9/1/2021	1,576,065

		TOTAL	3,580,045

		TOTAL CORPORATE BONDS (IDENTIFIED COST $35,192,433)	34,898,715

Principal Amount or Shares			Value
		MORTGAGE BACKED SECURITIES--2.9%
		Government Agency--2.9%
$4,000,000		FNMA, 5.125%, 2/13/2004	$4,018,440
708,338		FHLMC, 6.00%, 4/1/2003	711,575
534,204		GNMA, 8.50%, 8/15/2026	560,914

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $5,260,298)	5,290,929

		U.S. TREASURY NOTES--5.1%
3,296,460		3.625% 7/15/2002	3,377,718
3,000,000		4.75%, 1/31/2003	3,027,930
2,000,000		5.75%, 11/15/2005	2,063,200
800,000		7.50%, 11/15/2001	813,808

		TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $9,185,457)	9,282,656

		MUTUAL FUNDS--11.2%
13,239,790		Prime Value Obligations Fund, Class IS	13,239,790
1,002,618		The High Yield Bond Portfolio	7,138,638

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $20,983,684)	20,378,428

		TOTAL INVESTMENTS (IDENTIFIED COST $183,860,970)[4]	$182,139,979

1 Denotes variable rate securities, which show current rate and final maturity date.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 2001, these securities amounted to $11,815,377 which represents 6.5% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $2,274,730 which represents 1.2% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Directors.

4 The cost of investments for federal tax purposes amounts to $183,860,970. The net unrealized depreciation of investments on a federal tax basis amounts to $1,720,991 which is comprised of $1,341,546 appreciation and $3,062,537 depreciation at May 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($182,111,644) at May 31, 2001.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
IO	--Interest Only

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $183,860,970)		$182,139,979
Cash		222,606
Income receivable		1,245,403
Receivable for shares sold		2,812,912

TOTAL ASSETS		186,420,900

Liabilities:
Payable for investments purchased	$3,000,000
Payable for shares redeemed	396,733
Income distribution payable	803,091
Accrued expenses	109,432

TOTAL LIABILITIES		4,309,256

Net assets for 19,288,223 shares outstanding		$182,111,644

Net Assets Consist of:
Paid in capital		$199,564,920
Net unrealized depreciation of investments		(1,720,991)
Accumulated net realized loss on investments		(15,443,072)
Distributions in excess of net investment income		(289,213)

TOTAL NET ASSETS		$182,111,644

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($173,524,585 ÷ 18,378,918 shares outstanding)		$9.44

Offering price per share (100/99.00 of $9.44)[1]		$9.54

Redemption proceeds per share		$9.44

Class F Shares:
Net asset value per share ($8,587,059 ÷ 909,305 shares outstanding)		$9.44

Offering price per share (100/99.00 of $9.44)[1]		$9.54

Redemption proceeds per share (99.00/100 of $9.44)[1]		$9.35

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2001 (unaudited)

Investment Income:
Dividends			$214,464
Interest			4,936,455

TOTAL INCOME			5,150,919

Expenses:
Investment adviser fee		$286,252
Administrative personnel and services fee		77,288
Custodian fees		13,575
Transfer and dividend disbursing agent fees and expenses		57,445
Directors'/Trustees' fees		2,191
Auditing fees		19,573
Legal fees		2,147
Portfolio accounting fees		37,349
Distribution services fee--Class A Shares		337,269
Distribution services fee--Class F Shares		6,164
Shareholder services fee--Class A Shares		168,635
Shareholder services fee--Class F Shares		10,273
Share registration costs		25,802
Printing and postage		15,148
Insurance premiums		528
Taxes		6,452
Miscellaneous		1,459

TOTAL EXPENSES		1,067,550

Waivers and Reimbursement:
Waiver of distribution services fee--Class A Shares	$(202,362)
Waiver of distribution services fee--Class F Shares	(2,055)
Reimbursement of investment adviser fee	(391)

TOTAL WAIVERS AND REIMBURSEMENT		(204,808)

Net expenses			862,742

Net investment income			4,288,177

Realized and Unrealized Gain on Investments:
Net realized gain on investments			112,993
Net change in unrealized depreciation of investments			1,897,227

Net realized and unrealized gain on investments			2,010,220

Change in net assets resulting from operations			$6,298,397

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2001	Year Ended 11/30/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,288,177	$8,405,416
Net realized gain (loss) on investments	112,993	(1,721,963)
Net change in unrealized depreciation of investments	1,897,227	(113,126)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,298,397	6,570,327

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,131,782)	(8,055,355)
Class F Shares	(257,874)	(597,416)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,389,656)	(8,652,771)

Share Transactions:
Proceeds from sale of shares	122,368,401	93,405,411
Net asset value of shares issued to shareholders in payment of distributions declared	3,303,502	6,228,294
Cost of shares redeemed	(67,565,575)	(124,426,998)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	58,106,328	(24,793,293)

Change in net assets	60,015,069	(26,875,737)

Net Assets:
Beginning of period	122,096,575	148,972,312

End of period	$182,111,644	$122,096,575

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$9.30	$9.45	$9.82	$9.95	$9.91	$9.97
Income From Investment Operations:
Net investment income	0.29	0.63	0.57	0.60	0.59	0.59
Net realized and unrealized gain (loss) on investments	0.14	(0.14)	(0.35)	(0.13)	0.04	(0.06)

TOTAL FROM INVESTMENT OPERATIONS	0.43	0.49	0.22	0.47	0.63	0.53

Less Distributions:
Distributions from net investment income	(0.29)	(0.64)	(0.59)	(0.60)	(0.59)	(0.59)

Net Asset Value, End of Period	$9.44	$9.30	$9.45	$9.82	$9.95	$9.91

Total Return[1]	4.69%	5.42%	2.31%	4.81%	6.52%	5.54%

Ratios to Average Net Assets:

Expenses	1.21%[2]	1.17%	1.10%	1.10%	1.10%	1.10%

Net investment income	5.99%[2]	6.68%	5.98%	6.02%	5.90%	6.04%

Expense waiver/reimbursement[3]	0.30%[2]	0.40%	0.37%	0.47%	0.49%	0.56%

Supplemental Data:

Net assets, end of period (000 omitted)	$173,525	$114,137	$139,452	$101,213	$94,952	$116,174

Portfolio turnover	15%	30%	29%	93%	62%	104%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$9.30	$9.45	$9.82	$9.95	$9.91	$9.97
Income From Investment Operations:
Net investment income	0.29	0.64	0.57	0.61	0.60	0.66
Net realized and unrealized gain (loss) on investments	0.15	(0.14)	(0.34)	(0.13)	0.04	(0.12)

TOTAL FROM INVESTMENT OPERATIONS	0.44	0.50	0.23	0.48	0.64	0.54

Less Distributions:
Distributions from net investment income	(0.30)	(0.65)	(0.60)	(0.61)	(0.60)	(0.60)

Net Asset Value, End of Period	$9.44	$9.30	$9.45	$9.82	$9.95	$9.91

Total Return[1]	4.75%	5.52%	2.42%	4.91%	6.63%	5.64%

Ratios to Average Net Assets:

Expenses	1.11%[2]	1.07%	1.00%	1.00%	1.00%	1.00%

Net investment income	6.11%[2]	6.78%	6.00%	6.09%	6.00%	6.14%

Expense waiver/reimbursement[3]	0.05%[2]	0.15%	0.12%	0.22%	0.24%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$8,587	$7,960	$9,520	$13,358	$8,807	$8,938

Portfolio turnover	15%	30%	29%	93%	62%	104%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2001 (unaudited)

ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Term Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class F Shares. The investment objective of the Fund is to seek a high level of current income consistent with minimum fluctuation in principal value through the compilation of a portfolio, the weighted-average duration of which will at all times be limited to three years or less.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

United States government securities, listed corporate bonds, (other fixed-income and asset backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for the fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At November 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $15,541,294, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$8,964,278

2003	1,407,407

2004	97,949

2006	261,311

2007	3,092,726

2008	1,717,623

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at May 31, 2001 is as follows:

Security	Acquisition Date	Acquisition Cost
125 Home Loan Owner Trust 1998-1A	07/30/1998	$1,519,292

Banco Nacional de Mexico SA	01/09/1997	945,462

Bosque Asset Corp., Class 1	06/19/1997	245,049

FMAC Loan Receivables Trust 1997-A	06/16/1997	432,831

GE Capital Mortgage Services, Inc. 1994-3	07/10/1997	192,426

K Mart CMBS Financing, Inc. Series 1997-1	02/27/1997	1,900,000

Mellon Residential Funding Corp. 1998-TBC1	12/16/1998	494,534

Paragon Auto Receivables Owner Trust 1998-A	05/14/1998	490,490

Paragon Auto Receivables Owner Trust 1998-B	09/09/1998	464,019

Resecuritization Mortgage Trust 1998-A	02/12/1999	746,369

Saxon Asset Securities Trust 1998-1	03/05/1998 -- 05/21/1999	2,226,502

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2001, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A	1,000,000,000
Class F	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	12,851,155	$121,086,577	9,882,702	$92,460,515
Shares issued to shareholders in payment of distributions declared	338,015	3,180,037	629,714	5,886,433
Shares redeemed	(7,084,981)	(66,659,328)	(12,995,039)	(121,723,989)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	6,104,189	$57,607,286	(2,482,623)	$(23,377,041)

	Six Months Ended 5/31/ 2001		Year Ended 11/30/2000
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	136,474	$1,281,824	100,943	$944,896
Shares issued to shareholders in payment of distributions declared	13,124	123,465	36,572	341,861
Shares redeemed	(96,494)	(906,247)	(288,764)	(2,703,009)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	53,104	$499,042	(151,249)	$(1,416,252)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	6,157,293	$58,106,328	(2,633,872)	$(24,793,293)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund and The High Yield Bond Portfolio, both of which are managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares and Class F Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.50%
Class F Shares	0.15%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended May 31, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $85,889,063 and $84,009,516, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the six months ended May 31, 2001, were as follows:

Purchases	$61,583,697

Sales	$15,463,641

Purchases and sales of long-term U.S. government securities for the six months ended May 31, 2001, were as follows:

Purchases	$12,069,502

Sales	$5,540,313

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Limited Term Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31417P106
Cusip 31417P205

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

3070201 (7/01)

Federated Investors
World-Class Investment Manager

Federated Limited Term Municipal Fund

A Portfolio of Federated Fixed Income Securities, Inc.

8TH SEMI-ANNUAL REPORT

May 31, 2001

Established 1993

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Richard B. Fisher

President

Federated Limited Term Municipal Fund

President's Message

Dear Shareholder:

Federated Limited Term Municipal Fund was created in 1993, and I am pleased to present its eighth Semi-Annual Report. The fund's net assets totaled $108.6 million as of May 31, 2001, and are invested in 97 tax-free issues. These tax-free bonds have an average maturity of less than three years and, on average, hold an "A+" rating.

This report covers the first half of the fund's fiscal year, which is the six-month reporting period from December 1, 2000 through May 31, 2001. It begins with an interview with the fund's portfolio manager, Jeff A. Kozemchak, Senior Vice President of Federated Investment Management Company. Following his discussion are two additional items of shareholder interest. First is a complete listing of the fund's holdings, and second is the publication of the fund's financial statements.

The fund pursues attractive tax-free income1 through a portfolio of short-term municipal bonds, and the fund's yield is targeted between the rates of tax-free money market fund instruments and longer term municipal bonds. As a result, the fund can offer more income than money market instruments, but less income than long-term, tax-free municipal bonds.2

1 Income may be subject to the federal alternative minimum tax.

2 Unlike the fund whose share price fluctuates, money market funds seek to maintain a stable $1.00 share value.

During the reporting period, which was marked by a 2.50% decline in interest rates, the fund delivered an excellent performance in terms of income and total return. The fund's total returns were competitive with the 3.28% average return for funds in its peer group, the Lipper Short-Term Municipal Debt Funds Average.3 Individual share class total return performance for the six-month reporting period, including income distributions, follows.4

	Total Return	Income Distributions	Net Asset Value Increase
Class A Shares	3.20%	$0.184	$9.56 to $9.68= 1.26%
Class F Shares	3.33%	$0.196	$9.56 to $9.68= 1.26%

As of May 31, 2001, the fund's broadly diversified portfolio owned municipal bonds issued for hospitals, single-family housing authorities, electricity revenue, and resource recovery bonds.

Thank you for choosing Federated Limited Term Municipal Fund as a relatively conservative way to pursue tax-free income from short-term municipal issues. Remember, reinvesting your monthly dividends and adding to your account on a regular basis are two convenient ways to gain the benefit of compounding.5

As always, we welcome your comments and suggestions.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
July 15, 2001

3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. These figures do not reflect sales charges.

4 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A and F Shares were 2.13% and 2.33%, respectively. Current performance is available on our website www.federatedinvestors.com or by calling 1-800-341-7400.

5 Systematic investing does not ensure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low price levels.

Jeff A. Kozemchak, CFA

Senior Vice President

Federated Investment Management Company

Investment Review

What is your review of the economy and the interest rate environment over the six-month reporting period?

Despite the apparent sharp deceleration in economic activity, the Federal Reserve Board (the "Fed") left interest rates unchanged through year-end 2000 and only moved to change its policy bias toward "risks weighted mainly towards conditions that may generate economic weakness" on December 19, 2000. However, market sentiment recognized this shift early in December, and interest rates began to decline in advance of the December Fed meeting.

On January 3, 2001, the Fed announced a surprise 50 basis point rate reduction, moving the federal funds target rate from 6.5% to 6.0%. Nonetheless, continued turmoil in the equity markets took its toll on consumer confidence, and economic indicators continued to soften. The Fed continued to ease monetary policy aggressively, lowering the federal funds target rate to 5.0% by the end of March 2001. The Fed again lowered the federal funds target rate in mid-April and mid-May; each action was a 50 basis point cut, and as of the end of May, the federal funds target rate was 4.0%, the lowest in the past seven years.

In this economic environment, the behavior of short-term bonds in the municipal market continued to be very positive, following the lead of two- and five-year Treasury notes. The municipal market continued to benefit from a lack of new issue supply relative to demand, and new issue supply was well received from both retail and institutional investors.

Interest rates on the short end of the municipal yield curve were highly influenced by the Fed's decision to cut the federal funds target rate by over 250 basis points over the six-month reporting period. Interest rates, as measured by the two-year, AA-rated municipal bond, started the period at a high of 4.40%, declined to 4.20% by year-end, fell rapidly in early January 2001 to 3.60%, and slowly moved lower as the year progressed, ending the reporting period at 3.28%. In this interest rate environment, bonds on the short end of the curve performed very well relative to their longer term counterparts, as the yield curve steepened significantly as short-term bond yields fell.

How did Federated Limited Term Municipal Fund perform during the six-month reporting period?

As of May 31, 2001, total returns were very attractive as investors in the fund's Class A Shares received a total return of 3.20%, and investors in the fund's Class F Shares received a total return of 3.33%, based on net asset value. These results were competitive with the 3.28% average total return for the funds in its peer group, the Lipper Short-Term Municipal Debt Funds category.1 On a tax-equivalent basis, the six-month total returns for the Class A Shares and F shares were 4.48% and 4.70%, respectively, for investors in the highest federal income tax bracket (39.6%).

1 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. These figures do not reflect sales charges.

What level of income did the fund deliver to its tax-sensitive shareholders?

For the six-month reporting period, the fund's tax-exempt income totaled $0.184 per share for the Class A Shares and $0.196 per share for the Class F Shares. These income levels correspond to annualized tax-exempt distribution rates of 3.80% and 4.05% for investors in the Class A and F shares, respectively.

Also, as of May 31, 2001, the fund posted 30-day SEC yields of 3.71% for the Class A Shares based on offering price and 4.00% for the Class F Shares.3 The yield on Class A Shares had a tax-equivalent of 6.14%, 5.80% and 5.38%, and the yield on Class F Shares had a tax-equivalent of 6.62%, 6.25% and 5.80% for shareholders in the 39.6%, 36%, and 31% federal income tax brackets, respectively.4

What adjustments did you make in portfolio quality and duration during the reporting period?

Because short-term rates were falling rapidly and the fund's yield was higher than the yields of direct market securities over the reporting period, investors found the fund an attractive investment as net assets increased by over $40 million, or 56%, over the reporting period. High-quality bonds perform best in a bull market for bonds (declining interest rates) and a slowing economy.

Our new purchases for the fund mainly concentrated on quality and liquidity. However, because the fund is managed primarily to maximize the distribution of tax-exempt income, we also purchased several attractively priced short-term bonds in the health care, utilities and paper sectors.

At the end of the reporting period, the fund had over 57% of its net assets in issues rated "A" or better. The average rating of the fund's portfolio is "A+". From a duration perspective, our bias was to lengthen the portfolio duration over the reporting period, reflecting our outlook of declining rates on the short-end of the municipal yield curve.5

3 The 30-day SEC yield is calculated by dividing the net investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized.

4 The tax-equivalent yield is calculated similarly to the yield but is adjusted to reflect the taxable yield that the fund would have to earn to equal its actual yield.

5 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter duration.

Despite strong cash inflows and difficulty finding bonds over the reporting period, we were able to move the fund's duration from 2.0 years at the beginning of the period to 2.7 years by the end of January. The fund's net asset value benefited from this decision to buy short-intermediate securities as interest rates fell from January through May 31, 2001.

What do you foresee for the rest of 2001?

We anticipate a continuation of slow economic growth into the second half of 2001. Given the current economic environment, ongoing difficulties associated with equity markets and our international economic outlook, we believe the Fed is likely to lower interest rates over the summer months. Indeed, in an effort to boost the weak U.S. economy, the Fed cut interest rates another 0.25% on June 28, 2001. Since January 1, 2001, interest rates have been cut six times, from 6.50% to 3.75%.

We will continue to closely monitor economic and market developments, attempt to derive an appropriate average maturity, and attempt to maximize performance through ongoing relative value analysis.

Finally, we expect the supply of new issue municipal bonds will be relatively low in relation to the continuing strong demand, and municipal issues may potentially perform well for investors in the upper income tax brackets on an after-tax total return basis.

Portfolio of Investments

May 31, 2001(unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--77.3%[2]
		Alabama--2.8%
$952,334	[3]	Birmingham, AL, Fire Equipment Lease Obligation No. 1, 5.60%, 11/5/2004	NR		$972,629
1,000,000		Mobile, AL, IDB (1994 Series A), 4.00% TOBs (International Paper Co.), Mandatory Tender 12/1/2011	BBB+		1,004,330
1,000,000		Mobile, AL, IDB (1994 Series A), 5.20% TOBs (International Paper Co.), Mandatory Tender 6/1/2001	BBB+		1,004,330

		TOTAL			2,981,289

		Alaska--0.1%
80,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds (First Series), 4.75% (Snettisham Hydroelectric Project)/(AMBAC INS), 1/1/2002	AAA		80,850
75,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds (First Series), 4.75% (Snettisham Hydroelectric Project), 1/1/2003	AAA		76,634

		TOTAL			157,484

		California--1.3%
1,000,000		California Statewide Communities Development Authority, Solid Waste Facilities Disposal Revenue Bonds, 4.95% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2004	BBB		1,003,340
350,000		Delta Counties, CA Home Mortgage Finance Authority, SFM Revenue Bonds (Series 1998A), 4.85% (MBIA INS), 12/1/2008	AAA		356,766

		TOTAL			1,360,106

		Colorado--1.5%
305,000		Colorado HFA, SFM Revenue Bond (Series C-1), 7.65%, 12/1/2025	Aa2		328,317
1,070,000		Colorado HFA, Single Family Program Senior Bonds (Series 1998C-1), 4.70%, 5/1/2020	Aa2		1,087,109
240,000		Colorado HFA, Single Family Program Senior Bonds (Series 1999 A-3), 4.25%, 10/1/2005	Aa2		241,718

		TOTAL			1,657,144

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Florida--1.4%
$500,000		Miami Beach, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2001B), 5.50% TOBs (Mt. Sinai Medical Center, FL) 11/15/2035	BBB-		$500,405
995,000		Pinellas County, FL, HFA, SFM Revenue Bonds (Series C), 6.45% (GNMA COL), 3/1/2029	Aaa		997,577

		TOTAL			1,497,982

		Georgia--0.9%
1,000,000		Crisp County, GA, Development Authority, Solid Waste Disposal Revenue Bonds (Series A), 4.90% TOBs (International Paper Co.), 9/1/2012	BBB+		1,001,090

		Hawaii--0.9%
1,025,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds, 4.65% (G.N. Wilcox Memorial Hospital), 7/1/2003	BBB+		1,010,158

		Idaho--2.8%
390,000		Idaho Health Facilities Authority, Hospital Revenue Bonds (Series 1998), 4.50% (Idaho Elks Rehabilitation Hospital)/(Original Issue Yield: 4.55%), 7/15/2002	BBB		391,334
225,000		Idaho Health Facilities Authority, Hospital Revenue Bonds (Series 1998), 4.70% (Idaho Elks Rehabilitation Hospital)/(Original Issue Yield: 4.75%), 7/15/2004	BBB		224,665
750,000		Idaho Health Facilities Authority, Improvement & Refunding Revenue Bonds, 4.30% (Bannock Regional Medical Center)/(Original Issue Yield: 4.40%), 5/1/2002	BBB+		747,300
1,660,000		Idaho Housing Agency, SFM Bonds (Series B-2), 4.65%, 7/1/2028	Aaa		1,669,163

		TOTAL			3,032,462

		Illinois--4.7%
1,730,000		Broadview, IL, Tax Increment Financing Revenue Bonds, 4.60%, 7/1/2004	NR		1,717,146
790,000		Chicago, IL, SFM Revenue Bonds (Series 1997B), 5.10% (GNMA COL), 9/1/2007	Aaa		806,069
1,485,000		Chicago, IL, SFM Revenue Bonds (Series A-1), 4.85% (GNMA COL), 3/1/2015	Aaa		1,514,359
375,000		Illinois Development Finance Authority, Mortgage Revenue Refunding Bonds (Series 1997A), 5.20% (MBIA INS), 7/1/2008	Aaa		387,105
670,000		Illinois Development Finance Authority (Series 1995), Revenue Bonds, 5.80% (Catholic Charities Housing Development Corp.), 1/1/2007	NR		662,590

		TOTAL			5,087,269

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Indiana--2.8%
$1,000,000		Indiana Development Finance Authority, Hospital Refunding Revenue Bonds (Series 1998A), 4.65% (Southern Indiana Gas & Electric Co.), Mandatory Tender 3/1/2006	A-		$1,001,590
725,000		Indiana Health Facility Financing Authority, Hospital Refunding & Revenue Bonds (Series 1996), 5.625% (Hancock Memorial Hospital and Health Services), 8/15/2002	BBB+		729,241
1,105,000		Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, 4.50% (Floyd Memorial Hospital, IN)/(Original Issue Yield: 4.53%), 2/15/2005	A		1,110,923
225,000		Marion County, IN, Hospital Authority, Hospital Facility Revenue Refunding Bonds, 6.50% (Methodist Hospital of Indiana)/(Original Issue Yield: 7.374%), 9/1/2008	AAA		227,885

		TOTAL			3,069,639

		Kansas--3.2%
1,155,000		Kansas Development Finance Authority, Revenue Bonds, 5.50% (Sisters of Charity, Leavenworth)/(MBIA INS), 12/1/2005	AAA		1,237,248
335,000		Newton, KS, Hospital Revenue Refunding Bonds (Series 1998), 4.65% (Newton Healthcare Corp.)/(Original Issue Yield: 4.70%), 11/15/2001	BBB-		334,454
370,000		Newton, KS, Hospital Revenue Refunding Bonds (Series 1998), 4.80% (Newton Healthcare Corp.)/(Original Issue Yield: 4.90%), 11/15/2003	BBB-		366,333
915,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-Backed Securities Program (Series 1998 A-1), 5.00% (GNMA COL), 6/1/2013	Aaa		933,995
560,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 5.10% (GNMA COL), 12/1/2014	Aaa		573,692

		TOTAL			3,445,722

		Louisiana--1.9%
1,000,000		Calcasieu Parish, LA, PCR Refunding Bonds (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB-		1,005,230
1,000,000		St. Charles Parish, LA, PCR Refunding Bonds (Series 1999-C), 5.35% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 10/1/2003	BBB-		1,024,130

		TOTAL			2,029,360

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Massachusetts--7.6%
$4,000,000		Commonwealth of Massachusetts, UT GO Refunding Bonds (Series 1999A), 5.25%, 1/1/2008	AA-		$4,254,600
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB		1,969,580
1,000,000		Massachusetts IFA, Resource Recovery Revenue Refunding Bonds (Series 1998A), 4.60% (Ogden Haverhill), 12/1/2002	BBB		997,580
1,000,000		Massachusetts IFA, Resource Recovery Revenue Refunding Bonds (Series 1998A), 4.70% (Ogden Haverhill), 12/1/2003	BBB		999,840

		TOTAL			8,221,600

		Minnesota--1.3%
1,500,000		Maplewood, MN, Health Care Facility Revenue Bonds (Series 1996), 5.95% (Healtheast, MN), 11/15/2006	BB+		1,398,660

		Missouri--2.1%
1,000,000		Kansas City, MO, IDA, PCR Bonds, 6.05% (General Motors Corp.), 4/1/2006	A		1,000,670
450,000		West Plains, MO, IDA, Hospital Revenue Bonds, 4.70% (Ozarks Medical Center)/(Original Issue Yield: 4.80%), 11/15/2002	BB+		444,254
440,000		West Plains, MO, IDA, Hospital Revenue Bonds, 4.85% (Ozarks Medical Center)/(Original Issue Yield: 4.95%), 11/15/2003	BB+		430,901
425,000		West Plains, MO, IDA, Hospital Revenue Bonds, 5.05% (Ozarks Medical Center)/(Original Issue Yield: 5.125%), 11/15/2005	BB+		407,643

		TOTAL			2,283,468

		Nebraska--0.6%
675,339	[3]	Energy America, NE, Gas Supply Revenue Bonds (Series 1998B), 5.10% (Nebraska Public Gas Agency), 10/15/2005	NR		677,000

		New Hampshire--3.2%
1,500,000		Claremont, NH, 5.25% TANs, 12/28/2001	NR		1,519,305
2,000,000		New Hampshire Business Finance Authority, PCR Refunding Bonds, 4.55% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2004	BBB+		1,972,520

		TOTAL			3,491,825

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		New York--4.7%
$1,000,000		New York City, NY, UT GO Bonds (Series D), 5.00%, 8/1/2006	A		$1,052,170
1,000,000		New York City, NY, UT GO Bonds (Series E), 5.00%, 8/1/2007	A		1,051,050
1,000,000		New York City, NY, UT GO Bonds (Series F), 5.00%, 8/1/2007	A		1,051,050
1,000,000		New York City, NY, UT GO Bonds (Series F), 5.00%, 8/1/2008	A		1,048,700
930,000		New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds (Series 71), 4.75%, 10/1/2021	Aa1		928,977

		TOTAL			5,131,947

		North Carolina--1.8%
1,905,000		North Carolina HFA, SFM Revenue Bonds (Series 1997TT), 4.90%, 9/1/2024	AA		1,925,993

		North Dakota--2.5%
1,885,000		North Dakota State HFA, Housing Finance Program Bonds (Series 1997C), 4.70%, 1/1/2022	Aa3		1,912,502
735,000		North Dakota State HFA, Housing Finance Program Bonds (Series 1998A), 4.60%, 1/1/2023	Aa3		743,291

		TOTAL			2,655,793

		Ohio--6.2%
500,000		Franklin County, OH, Health Care Facilities, Revenue Refunding Bonds, 4.60% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 4.70%), 7/1/2001	NR		499,710
315,000		Franklin County, OH, Health Care Facilities, Revenue Refunding Bonds, 4.80% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 4.90%), 7/1/2003	NR		311,078
460,000		Franklin County, OH, Health Care Facilities, Revenue Refunding Bonds, 5.00% (Ohio Presbyterian Retirement Services), 7/1/2004	NR		451,752
3,000,000		Hamilton County, OH, Local Cooling Facilities Revenue Bonds (Series 1998), 4.90% TOBs (Trigen-Cinergy Solutions of Cincinnati LLC)/(Cinergy Corp. GTD), Mandatory Tender 6/1/2004	BBB+		2,976,540
590,000		Ohio Enterprise Bond Fund (Series 1995-3), State EDRB, 5.60% (Smith Steelite), 12/1/2003	A-		612,461
920,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 1998A-1), 4.90% (GNMA COL), 9/1/2025	AAA		930,644
1,000,000		Ohio State Water Development Authority, Refunding Facility PCR Bonds (Series A), 4.30% TOBs (Ohio Edison Co.), Mandatory Tender 6/1/2003	BB-		1,000,000

		TOTAL			6,782,185

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Pennsylvania--10.5%
$615,000		Clarion County, PA, Hospital Authority, Revenue Refunding Bonds (Series 1997), 4.75% (Clarion County Hospital)/(Original Issue Yield: 4.85%), 7/1/2001	BBB-		$614,723
850,000		Clarion County, PA, Hospital Authority, Revenue Refunding Bonds (Series 1997), 5.00% (Clarion County Hospital), 7/1/2002	BBB-		847,119
1,335,000		Commonwealth of Pennsylvania, UT GO Bonds (First Series), 5.00%, 6/1/2008	AAA		1,406,222
1,020,000		Commonwealth of Pennsylvania, UT GO Bonds (Second Series), 5.25%, 10/15/2006	AA		1,089,931
830,000		Grove City Area Hospital Authority, Hospital Revenue Bonds (Series 1998), 4.50% (United Community Hospital)/(Original Issue Yield: 4.60%), 7/1/2003	BBB		807,366
155,000		Jeannette Health Services Authority, PA, Hospital Revenue Bonds (Series 1996A), 5.05% (Jeannette District Memorial Hospital)/(Original Issue Yield: 5.15%), 11/1/2001	BBB+		154,983
220,000		Jeannette Health Services Authority, PA, Hospital Revenue Bonds (Series 1996A), 5.15% (Jeannette District Memorial Hospital)/(Original Issue Yield: 5.30%), 11/1/2002	BBB+		219,993
2,000,000		Montgomery County, PA, IDA, PCR Refunding Bonds (Series 1999B), 5.30% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+		2,064,500
315,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.00% (Amtrak), 11/1/2005	BBB		328,595
1,200,000		Pennsylvania EDFA, Resource Recovery Refunding Revenue Bonds (Series B), 6.75% (Northampton Generating), 1/1/2007	BBB-		1,222,188
1,005,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2008	A+		1,051,310
620,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 1997), 5.20% (Jeanes Hospital, PA), 7/1/2001	BBB		619,851
435,000		Philadelphia, PA, IDA, Revenue Bonds, 4.55% (Franklin Institute), 6/15/2003	Baa2		433,377
500,000		Scranton-Lackawanna, PA, Health & Welfare Authority, Revenue Bonds (Series A), 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	NR		516,035

		TOTAL			11,376,193

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Rhode Island--3.6%
$3,885,000		Rhode Island State Student Loan Authority, Student Loan Revenue Refunding Bond (Series B), 6.75% (Original Issue Yield: 6.80%), 12/1/2001	A		$3,940,905

		South Carolina--0.9%
1,000,000		South Carolina Job EDA, Hospital Facilities Improvement Revenue Bonds (Series 2000A), 5.75% (Palmetto Health Alliance), 12/15/2001	BBB		1,001,040

		Tennessee--2.0%
585,000		Montgomery County, TN, HEFA Board, Hospital Revenue Refunding Bonds, 4.50% (Clarksville Regional Hospital)/(Original Issue Yield: 4.60%), 1/1/2003	BBB		581,075
915,000		Montgomery County, TN, HEFA Board, Hospital Revenue Refunding Bonds, 4.55% (Clarksville Regional Hospital)/(Original Issue Yield: 4.65%), 1/1/2004	BBB		902,236
730,000		Montgomery County, TN, HEFA Board, Hospital Revenue Refunding Bonds, 4.65% (Clarksville Regional Hospital)/(Original Issue Yield: 4.75%), 1/1/2005	BBB		714,064

		TOTAL			2,197,375

		Texas--4.3%
2,000,000		Brazos River Authority, TX, Refunding Revenue Bonds (Series A), 4.95% TOBs (Texas Utilities Electric Co.), Mandatory Tender 4/1/2004	BBB		2,006,680
1,000,000		Dallas-Fort Worth, TX International Airport Facility Improvement Corp., Refunding Revenue Bonds (Series 2000B), 6.05% TOBs (American Airlines, Inc.), Mandatory Tender 11/1/2005	BBB-		1,024,790
1,500,000		Texas Water Development Board, State Revolving Fund Revenue Bonds (Series B), 5.50%, 7/15/2007	AAA		1,617,240

		TOTAL			4,648,710

		Utah--0.7%
735,000		Intermountain Power Agency, Utah, Power Supply Revenue Refunding (Series B) Bonds, 6.00% (MBIA INS), 7/1/2006	AAA		803,576

		Wisconsin--1.0%
1,030,000		Green Bay, WI, Area Public School District, Refunding UT GO Bonds, 5.10%, 4/1/2007	Aa2		1,078,142

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $83,921,056)			83,944,117

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--23.9%[2]
		Alabama--1.1%
$1,200,000		Gulf Shores, AL, Solid Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000B), Weekly VRDNs (Sunbelt Environmental, Inc. Project)/(Colonial Bank, Montgomery, AL LOC)	P-2		$1,200,000

		Idaho--4.8%
5,200,000		Boise, ID, Industrial Development Corp., Multi-Mode IDRB (Series 1998), Weekly VRDNs (Multiquip Inc. Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	A-2		5,200,000

		Indiana--1.4%
1,500,000		Indiana Health Facility Financing Authority (Series 2000B), Daily VRDNs (Clarian Health Partners, Inc.)/(Chase Manhattan Bank, New York LIQ)	A-1+		1,500,000

		Kansas--2.5%
2,700,000		Burlington, KS (Series B), Weekly VRDNs (Kansas City Power and Light Co.)	A-2		2,700,000

		Kentucky--2.2%
2,400,000		Berea, KY (Series 1997), Weekly VRDNs (Tokico (USA), Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	A-1		2,400,000

		Montana--1.3%
1,400,000		Forsyth, Rosebud County, MT, PCR, Daily VRDNs (Pacificorp)	A-1		1,400,000

		New Mexico--0.9%
1,000,000		New Mexico State Hospital Equipment Loan Council, Revenue Bonds (Series 2000A), VRDNs (Presbyterian Healthcare Services)	NR		1,000,000

		New York--2.3%
2,550,000		New York State Energy Research & Development Authority, PCR Bonds (Series 1987 B), Daily VRDNs (Niagara Mohawk Power Corp.)/(Morgan Guaranty Trust Co., New York LOC)	A-1+		2,550,000

		Ohio--0.3%
300,000		Cuyahoga County, OH, Hospital Authority (Series 1997 D), Daily VRDNs (Cleveland Clinic)/(Bank of America, N.A. LIQ)	A-1+		300,000

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued[2]
		Texas--3.4%
$1,400,000		Harris County, TX, HFDC (Series 1997A), Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America, NA, Morgan Guaranty Trust Co., New York and Toronto Dominion Bank LIQs)	A-1+		$1,400,000
2,280,000		North Central Texas HFDC (Series D), Daily VRDNs (Presbyterian Medical Center)/(MBIA INS)/(Nationsbank of Texas, N.A. SA)	A-1+		2,280,000

		TOTAL			3,680,000

		Virginia--3.7%
4,000,000		Virginia Peninsula Port Authority, Daily VRDNs (Kinyo Virginia, Inc.)/(Industrial Bank of Japan Ltd., Tokyo LOC)	A-1		4,000,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			25,930,000

		TOTAL INVESTMENTS (IDENTIFIED COST $109,851,056)[4]			$109,874,117

1 Please refer to the appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 At May 31, 2001, 45.8% of the total investments at market value were subject to alternative minimum tax.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 2001, these securities amounted to $1,649,629 which represents 1.5% of net assets.

4 The cost of investments for federal tax purposes amounts to $109,851,056. The net unrealized appreciation of investments on a federal tax basis amounts to $23,061 which is comprised of $497,979 appreciation and $474,918 depreciation at May 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($108,598,726) at May 31, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bond
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $109,851,056)		$109,874,117
Cash		40,048
Receivable for investments sold		340,000
Receivable for shares sold		405,668
Income receivable		1,498,049

TOTAL ASSETS		112,157,882

Liabilities:
Payable for investments purchased	$3,053,013
Payable for shares redeemed	114,468
Income distribution payable	314,534
Accrued expenses	77,141

TOTAL LIABILITIES		3,559,156

Net assets for 11,217,103 shares outstanding		$108,598,726

Net Assets Consist of:
Paid in capital		$113,778,819
Net unrealized appreciation of investments		23,061
Accumulated net realized loss on investments		(5,283,154)
Undistributed net investment income		80,000

TOTAL NET ASSETS		$108,598,726

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($91,880,300 ÷ 9,490,164 shares outstanding)		$9.68

Offering price per share (100/99.00 of $9.68)[1]		$9.78

Redemption proceeds per share		$9.68

Class F Shares:
Net asset value per share ($16,718,426 ÷ 1,726,939 shares outstanding)		$9.68

Offering price per share		$9.68

Redemption proceeds per share (99.00/100 of $9.68)[1]		$9.58

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2001 (unaudited)

Investment Income:
Interest			$2,200,840

Expenses:
Investment adviser fee		$185,169
Administrative personnel and services fee		77,288
Custodian fees		5,219
Transfer and dividend disbursing agent fees and expenses		26,419
Directors'/Trustees' fees		2,386
Auditing fees		21,992
Legal fees		1,864
Portfolio accounting fees		38,826
Distribution services fee--Class A Shares		96,572
Distribution services fee--Class F Shares		11,495
Shareholder services fee--Class A Shares		96,572
Shareholder services fee--Class F Shares		19,159
Share registration costs		23,618
Printing and postage		17,317
Insurance premiums		734
Taxes		3,472
Miscellaneous		1,234

TOTAL EXPENSES		629,336

Waivers:
Waiver of investment adviser fee	$(183,336)
Waiver of distribution services fee--Class F Shares	(11,495)

TOTAL WAIVERS		(194,831)

Net expenses			434,505

Net investment income			1,766,335

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(30,114)
Net change in unrealized depreciation of investments			920,681

Net realized and unrealized gain on investments			890,567

Change in net assets resulting from operations			$2,656,902

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2001	Year Ended 11/30/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,766,335	$3,727,495
Net realized loss on investments and futures contracts	(30,114)	(938,716)
Net change in unrealized depreciation of investments and futures contracts	920,681	208,823

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,656,902	2,997,602

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,457,069)	(2,992,627)
Class F Shares	(309,266)	(734,868)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,766,335)	(3,727,495)

Share Transactions:
Proceeds from sale of shares	81,579,531	88,692,114
Net asset value of shares issued to shareholders in payment of distributions declared	932,389	2,847,589
Cost of shares redeemed	(44,962,287)	(146,269,715)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	37,549,633	(54,730,012)

Change in net assets	38,440,200	(55,459,905)

Net Assets:
Beginning of period	70,158,526	125,618,431

End of period (including undistributed net investment income of $80,000 and $80,000, respectively)	$108,598,726	$70,158,526

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$9.56	$9.60	$9.86	$9.78	$9.76	$9.85
Income From Investment Operations:
Net investment income	0.18	0.39	0.39	0.40	0.41	0.40
Net realized and unrealized gain (loss) on investments and futures contracts	0.12	(0.04)	(0.26)	0.08	0.02	0.08

TOTAL FROM INVESTMENT OPERATIONS	0.30	0.35	0.13	0.48	0.43	0.32

Less Distributions:
Distributions from net investment income	(0.18)	(0.39)	(0.39)	(0.40)	(0.41)	(0.40)
Distributions in excess of net investment income	--	--	--	--	--	(0.01)[1]

TOTAL DISTRIBUTIONS	(0.18)	(0.39)	(0.39)	(0.40)	(0.41)	(0.41)

Net Asset Value, End of Period	$9.68	$9.56	$9.60	$9.86	$9.78	$9.76

Total Return[2]	3.20%	3.75%	1.29%	4.95%	4.45%	3.34%

Ratios to Average Net Assets:

Expenses	0.98%[3]	0.95%	0.90%	0.90%	0.90%	0.81%

Net investment income	3.77%[3]	4.12%	3.94%	4.08%	4.17%	4.14%

Expense waiver/reimbursement[4]	0.40%[3]	0.40%	0.31%	0.50%	0.48%	0.54%

Supplemental Data:

Net assets, end of period (000 omitted)	$91,880	$54,995	$97,612	$72,174	$52,921	$73,570

Portfolio turnover	26%	6%	25%	25%	33%	49%

1 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$9.56	$9.60	$9.86	$9.78	$9.76	$9.85
Income From Investment Operations:
Net investment income	0.20	0.42	0.41	0.42	0.43	0.43
Net realized and unrealized gain (loss) on investments and futures contracts	0.12	(0.04)	(0.26)	0.08	0.02	(0.08)

TOTAL FROM INVESTMENT OPERATIONS	0.32	0.38	0.15	0.50	0.45	0.35

Less Distributions:
Distributions from net investment income	(0.20)	(0.42)	(0.41)	(0.42)	(0.43)	(0.43)
Distributions in excess of net investment income	--	--	--	--	--	(0.01)[1]

TOTAL DISTRIBUTIONS	(0.20)	(0.42)	(0.41)	(0.42)	(0.43)	(0.44)

Net Asset Value, End of Period	$9.68	$9.56	$9.60	$9.86	$9.78	$9.76

Total Return[2]	3.33%	4.01%	1.54%	5.21%	4.71%	3.60%

Ratios to Average Net Assets:

Expenses	0.73%[3]	0.70%	0.65%	0.65%	0.65%	0.56%

Net investment income	4.03%[3]	4.37%	4.18%	4.28%	4.42%	4.40%

Expense waiver/reimbursement[4]	0.55%[3]	0.55%	0.46%	0.65%	0.63%	0.69%

Supplemental Data:

Net assets, end of period (000 omitted)	$16,718	$15,164	$28,006	$28,964	$20,298	$26,300

Portfolio turnover	26%	6%	25%	25%	33%	49%

1 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2001 (unaudited)

ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Term Municipal Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class F Shares. The investment objective of the Fund is to provide a high level of current income wihich is exempt from federal regular income tax consistent with the preservation of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing market discounts on debt securities effective December 1, 2001. Prior to this date, the Fund did not amortize market discounts on debt securities. The cumulative effect, although not yet fully determined, will have no impact on the total net assets of the Fund.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At November 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $5,253,041, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$ 1,870,398

2003	439,009

2007	2,004,917

2008	938,717

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases bond futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a bond futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2001, the Fund had no outstanding futures contracts.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at May 31, 2001 is as follows:

Security	Acquisition Date	Acquisition Cost
Birmingham, AL, 5.60%, 11/05/2004	11/09/1999	$952,334

Energy America, NE, 5.10%, 10/15/2005	03/18/1998	675,339

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2001, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Shares of Par Value Capital Stock Authorized
Class A Shares	1,000,000,000
Class F Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	8,021,881	$77,553,852	9,080,348	$86,455,021
Shares issued to shareholders in payment of distributions declared	83,661	807,021	257,907	2,457,449
Shares redeemed	(4,369,452)	(42,178,301)	(13,749,878)	(130,928,138)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,736,090	$36,182,572	(4,411,623)	$(42,015,668)

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	417,122	$4,025,679	233,985	$2,237,093
Shares issued to shareholders in payment of distributions declared	12,994	125,368	40,936	390,140
Shares redeemed	(289,733)	(2,783,986)	(1,604,929)	(15,341,577)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	140,383	$1,367,061	(1,330,008)	$(12,714,344)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,876,473	$37,549,633	(5,741,631)	$(54,730,012)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A and Class F Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class F Shares	0.15%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended May 31, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $77,730,000 and $64,113,922, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended May 31, 2001, were as follows:

Purchases	$36,668,763

Sales	$19,690,454

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Limited Term Municipal Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31417P304
Cusip 31417P403

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

G00278-01 (7/01)

Federated Investors
World-Class Investment Manager

Federated Strategic Income Fund

A Portfolio of Federated Fixed Income Securities, Inc.

7TH SEMI-ANNUAL REPORT

May 31, 2001

Established 1994

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Richard B. Fisher

President

Federated Strategic Income Fund

President's Message

Dear Shareholder:

Federated Strategic Income Fund was created in 1994, and I am pleased to present its seventh Semi-Annual Report. This $827 million bond fund seeks generous monthly income from three distinct bond markets--domestic high-yield bonds, U.S. corporate and government bonds, and international corporate and government bonds.1

This report covers the first half of the fund's fiscal year, which is the six-month reporting period from December 1, 2000 through May 31, 2001. The fund's portfolio manager, Joseph M. Balestrino, Senior Vice President of Federated Investment Management Company, presents his thoughts on these three bond markets, the fund's weightings, and an outlook for income opportunities for shareholders. Following his discussion are two additional items of shareholder interest. First is a complete listing of the fund's bond selections, and second is the publication of the fund's financial statements.

This income fund holds a strategic combination of hundreds of bonds selected by an investment management team consisting of experts in three key bond market sectors. These bond sectors historically have little correlation with one another, and shareholders are diversified in holdings around the world, including the U.S. markets.

Alan Greenspan, chairman of the Federal Reserve Board (the "Fed"), lowered interest rates five times between January 1 and May 31, 2001 to stimulate economic growth. U.S. government securities benefited directly from these reductions, while the high-yield and emerging debt sectors rose in anticipation of stronger economic activity before year-end 2001.

1 Securities rated below investment grade generally entail greater market, credit and liquidity risks than investment grade securities. International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

Individual share class total return performance for the six-month reporting period of the fund follows.2

	Total Return	Income Distributions	Net Asset Value Increase
Class A Shares	7.24%	$0.403	$8.10 to $8.28 = 2.22%
Class B Shares	6.72%	$0.372	$8.10 to $8.27 = 2.10%
Class C Shares	6.72%	$0.372	$8.10 to $8.27 = 2.10%
Class F Shares	7.24%	$0.403	$8.09 to $8.27 = 2.22%

Thank you for your support of this diversified approach to income generation. Remember, reinvesting your monthly dividends and investing on a systematic basis are convenient ways to build your account--and to help your money grow through the benefit of compounding.3

As always, we welcome your comments and suggestions.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
July 15, 2001

2 Performance quoted is based on net asset value, represents past performance, and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sale charge), for Class A, B, C and F Shares were 2.43%, 1.22%, 5.72% and 5.20%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

3 Systematic investing does not assure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low price levels.

Joseph M.
Balestrino

Senior Vice President

Federated Investment Management
Company

INVESTMENT REVIEW

Shareholders' Note: This fund is co-managed by a team of portfolio managers, in addition to lead manager Joseph M. Balestrino, who are experts in key bond market sectors: U.S. government--Kathy Foody-Malus, Vice President, Federated Investment Management Company; high-yield corporate bonds--Mark E. Durbiano, Senior Vice President, Federated Investment Management Company; and international bonds--Robert Kowit, Vice President, Federated Global Investment Management Corp.

What is the fund management's review of the six-month reporting period?

The Fed grew increasingly serious about restarting economic growth by reducing short-term interest rates five times this year. Typically, markets respond predictably to such aggressive action, with economically sensitive sectors outperforming defensives. However, the relapse of the U.S. stock market in February and early March indicated that the usual monetary medicine may not be working.

U.S. government securities, especially shorter maturities, benefited directly from the falling interest rates. Since December, the yield spread between ten-year bond yields, and the six-month Treasury bill rate has nearly doubled. This indicates stronger economic growth is ahead, a typical environment brought about by a steepening yield curve.

Emerging market debt also saw a strong upswing, demonstrating its value as a diversifier from the growth-stalled U.S. economy. China and Mexico finished particularly strong at the end of the six-month reporting period.

High-yield corporate bonds outperformed the high-quality bond market. The high-yield market was particularly strong in January and February, then declined somewhat in March.

How did Federated Strategic Income Fund perform relative to its peers and in terms of total return?

The fund significantly outperformed its peers, as represented by the Lipper Multi-Sector Income Funds category, by more than 2%.1 The average fund in the category earned a total return of 4.49% over the six-month reporting period, while the fund's various share classes earned between 6.72% and 7.24%. The largest contributor to the fund's relative performance was its sustained overweight in the high-yield corporate and emerging market sectors.

Class A Shares posted a total return for the six-month reporting period ended May 31, 2001 of 7.24% based on net asset value. Income generated by the fund contributed to the total return. The fund's Class B, C and F Shares had total returns of 6.72%, 6.72% and 7.24%, respectively, based on net asset value.

Of course, income is a primary consideration for shareholders. What was the total income paid per share during the six-month reporting period?

During the six-month reporting period, the fund's income dividends totaled $0.403 per share for Class A Shares, $0.372 for Class B Shares, $0.372 per share for Class C Shares, and $0.403 per share for Class F Shares.

What were the 30-day SEC yields for each of the fund's share classes?

The yields at the end of the reporting period were very attractive. As of May 31, 2001, the fund's 30-day SEC yields, based on net asset value, for Class A, B, C and F Shares were 9.35%, 8.59%, 8.59% and 9.35%, respectively.2

How were the fund's assets allocated among domestic high-quality, domestic high-yield and international bonds as of May 31, 2001?

The fund's sector allocation was 20.3% in domestic high-quality, 44.9% in domestic high-yield and 33.6% in international bonds issues.Over the reporting period, the sector allocation gradually shifted toward the higher yielding asset classes--domestic high-yield bonds and emerging market securities.

1 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. Lipper figures do not reflect sales charges.

2 The 30-day SEC yields were 8.92% and 9.26% for Class A Shares and Class F Shares, respectively, based on offering price.

As we reach the midpoint of the year, what is your outlook for the fund's three sectors?

Our outlook on U.S. bonds remains generally positive, and we recommend that investors add to the high-yielding bond sectors within a diversified portfolio. There is a growing belief that the Fed's interest rate cuts to date may be having the desired effect of stimulating the economy. Various indicators suggest that monetary and fiscal policy may have primed the economy for a recovery, especially with the dramatic positive turn of the yield curve: It currently reflects the widest variation between ten-year bond yields and the six-month Treasury bill rate in nearly seven years. Thus, it is anticipated that we will see stronger economic growth ahead.

Internationally, a gradually improving U.S. economy would serve to increase the attractiveness of overseas debt instruments particularly in the emerging markets, which have already exhibited strong performance in 2001. Consequently, the fund has been gradually increasing its allocation to the international bond markets, with primary emphasis on emerging markets. Similarly, U.S. high-yield bonds have significantly enhanced both shareholder income and total returns in 2001, and will continue to represent a core strategy of the fund.

Portfolio of Investments

May 31, 2001 (unaudited)

Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--12.1%
		Automotive--0.4%
$2,820,000		Arvin Capital I, Company Guarantee, 9.500%, 2/1/2027	$2,755,337
775,000		General Motors Corp., MTN, 9.450%, 11/01/2011	893,226

		TOTAL	3,648,563

		Banking--1.0%
1,000,000	[1,2]	Den Danske Bank, Note, 7.400%, 6/15/2010	1,012,770
1,000,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	986,950
1,250,000		National Bank of Canada, Sub. Note, 8.125%, 8/15/2004	1,327,387
3,500,000	[1,2]	Regional Diversified Fund, Sr. Note, 9.250%, 3/15/2030	3,475,059
1,000,000	[1,2]	Swedbank, Sub. Note, 7.500%, 11/29/2049	1,019,526

		TOTAL	7,821,692

		Cable Television--0.6%
2,500,000		CF Cable TV, Inc., Sr. Note, 9.125%, 7/15/2007	2,750,525
2,000,000		Continental Cablevision, Sr. Deb., 9.500%, 8/1/2013	2,268,160

		TOTAL	5,018,685

		Chemicals & Plastics--0.3%
1,450,000	[1,2]	Fertinitro Finance, Company Guarantee, 8.290%, 4/01/2020	995,947
1,250,000	[1,2]	Reliance Industries Ltd., Bond, 8.250%, 1/15/2027	1,235,975

		TOTAL	2,231,922

		Consumer Products--0.1%
1,000,000		International Speedway Corp., Company Guarantee, 7.875%, 10/15/2004	1,016,500

		Ecological Services & Equipment--0.4%
2,700,000		Waste Management, Inc., Deb., 8.750%, 5/1/2018	2,837,538

		Education--0.2%
2,000,000		Boston University, MTN, 7.625%, 7/15/2097	1,953,220

Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--continued
		Electronics--0.4%
$3,000,000		Anixter International, Inc., Company Guarantee, 8.000%, 9/15/2003	$3,048,480

		Finance - Automotive--0.2%
1,620,000		General Motors Acceptance Corp., Note, 9.000%, 10/15/2002	1,696,172

		Financial Intermediaries--0.5%
1,500,000		Capital One Financial, Note, 7.125%, 8/01/2008	1,372,005
2,000,000		Green Tree Financial Corp., Sub. Bond, 1993-4, Class B2, 8.550%, 01/15/2019	1,869,436
1,000,000		Lehman Brothers Holdings, Sr. Note, 8.500%, 5/1/2007	1,087,870

		TOTAL	4,329,311

		Forest Products--0.6%
1,250,000		Donohue Forest Products, Company Guarantee, 7.625%, 5/15/2007	1,262,700
250,000		Pope & Talbot, Inc., Deb., 8.375%, 6/1/2013	239,008
3,380,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	3,506,378

		TOTAL	5,008,086

		Health Care--0.2%
850,000		Tenet Healthcare Corp., Sr. Note, 8.000%, 1/15/2005	884,000
500,000		Tenet Healthcare Corp., Sr. Sub. Note, 8.125%, 12/01/2008	522,500

		TOTAL	1,406,500

		Insurance--1.5%
500,000		AFC Capital Trust I, Bond, 8.207%, 2/3/2027	488,655
1,500,000		CNA Financial Corp., Bond, 6.950%, 1/15/2018	1,285,560
1,000,000		Conseco Finance Corp., Unsecd. Note, 8.796%, 4/01/2027	700,000
2,000,000		Conseco, Inc., Sr. Sub. Note, 10.250%, 6/01/2002	1,990,000
3,164,000		Delphi Financial Group, Note, 8.000%, 10/1/2003	3,235,633
750,000		Delphi Funding LLC, 9.310%, 3/25/2027	565,733
2,000,000	[1,2]	Life Re Capital Trust I, Company Guarantee, 8.720%, 6/15/2027	1,961,400
500,000	[1,2]	USF&G Capital, Company Guarantee, 8.312%, 7/1/2046	487,775
500,000		USF&G Capital II, Company Guarantee, 8.470%, 1/10/2027	479,775
1,000,000	[1,2]	Union Central Life Insurance Co., Note, 8.200%, 11/1/2026	886,480

		TOTAL	12,081,011

Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--continued
		Leisure & Entertainment--0.5%
$2,850,000		Paramount Communications, Inc., Sr. Deb., 8.250%, 8/01/2022	$2,933,876
1,175,000		Viacom, Inc., Sr. Sub. Note, 10.250%, 9/15/2001	1,192,978

		TOTAL	4,126,854

		Metals & Mining--1.1%
1,000,000		Barrick Gold Corp., Deb., 7.500%, 5/1/2007	1,031,410
1,950,000		Inco Ltd., Note, 9.600%, 6/15/2022	1,961,271
2,300,000	[1,2]	Normandy Finance Ltd., Company Guarantee, 7.500%, 7/15/2005	2,221,736
3,000,000		Placer Dome, Inc., Bond, 8.500%, 12/31/2045	2,642,325
1,125,000		Santa Fe Pacific Gold, Note, 8.375%, 7/01/2005	1,144,631

		TOTAL	9,001,373

		Oil & Gas--1.0%
1,000,000		Enterprise Oil PLC, Sr. Note, 7.000%, 5/01/2018	967,590
1,250,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	1,276,225
1,500,000	[1,2]	Pemex Project Funding Master, 9.125%, 10/13/2010	1,545,405
1,750,000		Sun Co., Inc., Deb., 9.000%, 11/1/2024	1,954,855
2,530,000		Veritas DGC, Inc., Sr. Note, 9.750%, 10/15/2003	2,599,575

		TOTAL	8,343,650

		Printing & Publishing--0.3%
650,000		News America Holdings, 10.125%, 10/15/2012	708,741
880,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	869,686
1,000,000		News America Holdings, Inc., Note, 8.150%, 10/17/2036	983,540

		TOTAL	2,561,967

		Real Estate--0.5%
2,000,000		EOP Operating LP, Note, 7.375%, 11/15/2003	2,074,400
2,100,000		SUSA Partnership, LP, Deb., 7.500%, 12/1/2027	1,733,298
500,000		SUSA Partnership, LP, Note, 8.200%, 6/1/2017	476,920

		TOTAL	4,284,618

Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--continued
		Retailers--0.9%
$2,000,000		Federated Department Stores, Inc., Sr. Note, 8.125%, 10/15/2002	$2,071,320
2,000,000		May Department Stores Co., Deb., 9.875%, 6/15/2021	2,112,880
1,100,000		Sears, Roebuck & Co., MTN, 10.000%, 2/03/2012	1,305,623
1,000,000		Shopko Stores, Inc., Sr. Note, 8.500%, 3/15/2002	905,000
2,300,000		Shopko Stores, Inc., Sr. Note, 9.250%, 3/15/2022	1,345,500

		TOTAL	7,740,323

		Technology Services--0.4%
1,650,000		Unisys Corp., Sr. Note, 8.125%, 6/01/2006	1,635,563
1,790,000		Unisys Corp., Sr. Note, 11.750%, 10/15/2004	1,917,538

		TOTAL	3,553,101

		Telecommunications & Cellular--0.6%
1,000,000		LCI International, Inc., Sr. Note, 7.250%, 6/15/2007	1,028,620
1,750,000		MetroNet Communications Corp., Sr. Note, 12.000%, 8/15/2007	1,933,750
625,000		MetroNet Escrow Corp., Sr. Note, 10.625%, 11/01/2008	685,938
1,000,000	[1,2]	Qwest Capital Funding, 7.750%, 2/15/2031	993,630

		TOTAL	4,641,938

		Utilities--0.4%
1,750,000		Edison Mission Holding Co., Sr. Secd. Note, 8.734%, 10/01/2026	1,628,312
550,000	[1,2]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	480,265
600,000	[1,2]	Israel Electric Corp. Ltd., Sr. Secd. Note, 7.750%, 3/01/2009	599,874
1,000,000	[1,2]	Tenaga Nasional, Deb., 7.500%, 1/15/2096	708,040

		TOTAL	3,416,491

		TOTAL U.S. CORPORATE BONDS (IDENTIFIED COST $105,236,647)	99,767,995

		INTERNATIONAL BONDS--33.6%
		AUSTRALIAN DOLLAR--0.2%
		Sovereign--0.2%
2,000,000		Australia, Government of, 8.750%, 8/15/2008	1,183,079

		State/Provincial--0.0%
550,000		Victoria, State of, Local Government Guarantee, 10.250%, 11/15/2006	333,751

		TOTAL AUSTRALIAN DOLLAR	1,516,830

Foreign Currency Par Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		BRITISH POUND--0.3%
		Sovereign--0.3%
$1,300,000		United Kingdom, Government of, Foreign Government Guarantee, 11.750%, 1/22/2007	$2,033,016

		CANADIAN DOLLAR--0.6%
		Forest Products--0.3%
3,750,000		Avenor Inc., Deb., 10.850%, 11/30/2014	2,612,625

		Telecommunications & Cellular--0.3%
6,800,000		Microcell Telecommunications, Sr. Disc. Note, 11.125%, 10/15/2007	2,650,922

		TOTAL CANADIAN DOLLAR	5,263,547

		CZECH KORUNA--0.5%
		Sovereign--0.5%
146,000,000		Czech, Government of, Bond, 14.850%, 2/06/2003	4,164,191

		DANISH KRONE--0.1%
		Sovereign--0.1%
5,250,000		Denmark, Government of, Bond, 8.000%, 3/15/2006	665,763

		EURO--3.8%
		Oil & Gas--0.5%
4,750,000	[1,2]	Petroplus Funding BV, Bond, 10.500%, 10/15/2010	4,217,681

		Sovereign--2.6%
2,250,000		Austria, Government of, Bond, 5.625%, 7/15/2007	1,952,184
1,000,000		Austria, Government of, Bond, 6.250%, 7/15/2027	857,458
1,200,000		France, Government of, Bond, 8.500%, 4/25/2023	1,357,792
3,476,784		Germany, Government of, Deb., 6.250%, 1/04/2024	3,112,142
476,308		Ireland, Government of, Deb., 4.000%, 4/18/2010	364,646
2,704,542		Ireland, Government of, Deb., 9.000%, 9/01/2006	2,692,059
335,696		Italy, Government of, 7.750%, 11/01/2006	319,878
387,342		Italy, Government of, 10.000%, 8/01/2003	363,456
4,699,749		Italy, Government of, Bond, 10.500%, 9/01/2005	4,821,276
1,420,254		Italy, Government of, Deb., 12.000%, 1/01/2003	1,333,152
1,361,340		Netherlands, Government of, Bond, 7.500%, 4/15/2010	1,326,778
680,670		Netherlands, Government of, Bond, 8.250%, 2/15/2007	666,555
1,247,895		Netherlands, Government of, Bond, 8.500%, 6/01/2006	1,218,324
757,275		Spain, Government of, Foreign Government Guarantee, 8.000%, 5/30/2004	698,337

		TOTAL	21,084,037

Foreign Currency Par Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		EURO--continued
		Telecommunications & Cellular--0.7%
$3,000,000		Enitel ASA, Sr. Note (Series EXNT), 12.500%, 4/15/2010	$1,128,943
2,500,000		Jazztel PLC, Sr. Note, 13.250%, 12/15/2009	1,193,424
3,500,000	[1,2]	Jazztel PLC, Sr. Note (Series XW1), 14.000%, 7/15/2010	1,590,879
2,500,000		PTC International Finance, Company Guarantee, 11.250%, 12/01/2009	2,262,114

		TOTAL	6,175,360

		TOTAL EURO	31,477,078

		GREEK DRACHMA--0.9%
		Sovereign--0.9%
2,993,396		Greece, Government of, Bond, 8.600%, 3/26/2008	2,999,203
352,164		Greece, Government of, Floating Rate Note, 8/14/2003	308,678
1,760,821		Greece, Government of, Floating Rate Note, 9/30/2003	1,542,197
352,164		Greece, Government of, Floating Rate Note, 10/23/2003	309,601
1,731,474		Greece, Government of, Floating Rate Note, 11/26/2003	1,513,712
586,940		Greece, Government of, Floating Rate Note, 12/31/2003	512,924

		TOTAL GREEK DRACHMA	7,186,315

		HUNGARIAN FORINT--0.7%
		Sovereign--0.5%
580,000,000		Hungary, Government of, Bond, 14.000%, 12/12/2002	2,049,730
250,000,000		Hungary, Government of, Bond (Series 02/J), 9.500%, 1/12/2002	827,947
450,000,000		Hungary, Government of, Bond (Series 03/I), 13.000%, 7/24/2003	1,594,656

		TOTAL	4,472,333

		Supranational--0.2%
400,000,000		European Investment Bank (Series 3), 11.750%, 6/25/2004	1,424,269

		TOTAL HUNGARIAN FORINT	5,896,602

		NEW ZEALAND DOLLAR--0.3%
		Conglomerates--0.0%
840,000		Brierley Investment Ltd., Bond, 9.000%, 3/15/2002	348,888

		Sovereign--0.3%
3,520,000		New Zealand, Government of, Bond, 5.500%, 4/15/2003	1,421,898
2,300,000		New Zealand, Government of, Deb., 8.000%, 11/15/2006	998,713

		TOTAL	2,420,611

		TOTAL NEW ZEALAND DOLLAR	2,769,499

Foreign Currency Par Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		NORWEGIAN KRONE--0.1%
		Sovereign--0.1%
$8,000,000		Norway, Government of, Bond, 9.500%, 10/31/2002	$876,390

		POLISH ZLOTY--1.2%
		Sovereign--1.2%
7,870,000		Poland, Government of, Bond, 12.000%, 2/12/2002	1,911,921
17,750,000		Poland, Government of, Bond, 12.000%, 10/12/2003	4,227,464
4,500,000		Poland, Government of, Bond (Series 0203), 12.000%, 2/12/2003	1,076,836
1,500,000		Poland, Government of, Bond (Series 0601), 12.000%, 6/12/2001	376,648
6,000,000		Poland, Government of, Bond (Series 0602), 12.000%, 6/12/2002	1,450,847
4,500,000		Poland, Government of, Series (Series 0604), 10.000%, 6/12/2004	1,015,254

		TOTAL POLISH ZLOTY	10,058,970

		SOUTH AFRICAN RAND--0.7%
		Government Agency--0.3%
11,000,000		Lesotho Highlands Water Authority, Foreign Government Guarantee, 13.000%, 9/15/2010	1,442,420
10,000,000		Telkom SA Ltd., Bond, 10.000%, 3/31/2008	1,129,794

		TOTAL	2,572,214

		Sovereign--0.4%
10,000,000		South Africa, Government of, Bond, 12.000%, 2/28/2005	1,275,446
2,500,000		South Africa, Government of, Bond, 12.500%, 1/15/2002	314,888
15,000,000		South Africa, Government of (Series 157), 13.500%, 9/15/2015	2,079,226

		TOTAL	3,669,560

		TOTAL SOUTH AFRICAN RAND	6,241,774

		SWEDISH KRONA--0.3%
		Sovereign--0.3%
10,500,000		Sweden, Government of, Bond, 8.000%, 8/15/2007	1,120,226
7,500,000		Sweden, Government of, Deb. (Series 1038), 6.500%, 10/25/2006	741,365
3,000,000		Sweden, Government of (Series 1033), 10.250%, 5/05/2003	307,415

		TOTAL SWEDISH KRONA	2,169,006

Principal Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		U.S. DOLLAR--23.9%
		Cable & Wireless Television--1.2%
$1,250,000	[1,2]	Imasac, SA, Company Guarantee, 11.000%, 5/02/2005	$700,000
5,900,000		Innova S De R.L., Sr. Note, 12.875%, 4/01/2007	5,635,267
5,000,000		Satelites Mexicanos SA, Sr. Note (Series B), 10.125%, 11/01/2004	3,275,000

		TOTAL	9,610,267

		Consumer Products--0.1%
1,000,000		TM Group Holdings PLC, Sr. Note, 11.000%, 5/15/2008	1,025,000

		Financial Intermediaries--0.8%
5,850,000	[1,2]	BBVA Bancomer Capital Tru, Bond, 10.500%, 2/16/2011	6,244,875

		Food & Drug Retailers--0.4%
3,500,000		Premier International Foods PLC, Sr. Note, 12.000%, 9/01/2009	3,587,500

		Oil & Gas--0.5%
4,200,000	[1,2]	Companhia Petrolifera Marlim, 12.250%, 9/26/2008	4,315,500

		Rail Industry--0.5%
5,650,000		MRS Logistica SA, Bond (Series REGS), 10.625%, 8/15/2005	4,570,528

		Retailers--0.9%
7,600,000		Grupo Elektra SA de CV, Sr. Note, 12.000%, 4/01/2008	7,429,000

		Sovereign--15.1%
11,200,000		Brazil, Government of, 10.125%, 5/15/2027	8,120,000
9,400,000		Brazil, Government of, 14.500%, 10/15/2009	9,611,500
15,325,000		Brazil, Government of, 8.875%, 4/15/2024	9,847,845
12,696,000		Brazil, Government of, Unsub., 11.000%, 8/17/2040	9,315,055
10,500,000		Bulgaria, Government of (Brady DCB) (Series A), 7/28/2024	7,980,000
3,000,000		Colombia, Government of, Bond, 11.750%, 2/25/2020	2,747,400
10,125,000		Ecuador, Government of, Bond (Series REGS), 12.000%, 11/15/2012	6,950,812
9,500,000		Mexico, Government of, Note, 8.375%, 1/14/2011	9,485,750
7,000,000		Philippines, Government of, 9.875%, 1/15/2019	5,989,200
5,380,000		Qatar, Government of, Bond (Series REGS), 9.750%, 6/15/2030	5,943,824
1,140,000		Quebec, Province of, Deb., 9.125%, 8/22/2001	1,151,609
991,250	[1,2]	Russia, Government of, Bond, 8.250%, 3/31/2010	721,134
17,150,000		Russia, Government of (Series REGS), 12.750%, 6/24/2028	16,121,000
Principal Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		U.S. DOLLAR--continued
		Sovereign--continued
$35,770,000		Russia, Government of (Series REGS), 5.000%, 3/31/2030	$15,651,164
5,600,000		Turkey, Government of, Sr. Unsub., 11.875%, 1/15/2030	4,718,000
15,500,000		Venezuela, Government of, Bond, 9.250%, 9/15/2027	10,578,750

		TOTAL	124,933,043

		Telecommunications & Cellular--4.4%
9,000,000		Alestra SA, Sr. Note, 12.625%, 5/15/2009	7,897,500
5,000,000		Maxcom Telecomunicaciones, Company Guarantee (Series B), 13.750%, 4/01/2007	1,650,000
5,000,000		Netia Holdings, Company Guarantee, 10.250%, 11/01/2007	3,100,000
8,600,000		Netia Holdings BV (Series B), 11.250%, 11/01/2007	5,074,000
8,000,000		Nuevo Grupo Iusacell SA de CV (Series REGS), 14.250%, 12/01/2006	8,560,000
4,500,000		Partner Communications, Sr. Sub. Note, 13.000%, 8/15/2010	4,072,500
3,500,000		Tricom, SA, Sr. Note, 11.375%, 9/1/2004	3,220,000
5,000,000		Versatel Telecom International NV, Sr. Note, 11.875%, 7/15/2009	2,625,000

		TOTAL	36,199,000

		TOTAL U.S. DOLLAR	197,914,713

		TOTAL INTERNATIONAL BONDS (IDENTIFIED COST $309,521,300)	278,233,694

		ASSET-BACKED SECURITIES--0.5%
		Structured Product--0.5%
2,500,000	[1,2]	125 Home Loan Owner Trust (1998-1A B1), 9.260%, 02/15/2029	2,540,225
1,000,000		New Century Home Equity Loan Trust (1997-NC5 M2), 7.240%, 10/25/2028	1,006,341
386,136	[1]	SMFC Trust Asset-Backed Certificates (Series 1997-A4), 7.719%, 01/28/2025	305,291

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,845,811)	3,851,857

		U.S. GOVERNMENT AGENCIES--0.1%
		Long-Term Government Obligations--0.1%
504,323		Government National Mortgage Association, 11.000%, 9/15/2015 (identified cost $566,734)	557,277

		U.S. TREASURY OBLIGATIONS--7.2%
		U.S. Treasury Bonds--7.2%
6,500,000		United States Treasury Bond, 10.750%, 2/15/2003	7,185,750
9,500,000		United States Treasury Bond, 10.750%, 8/15/2005	11,567,390
Principal Amount or Shares			Value in U.S. Dollars
		U.S. TREASURY OBLIGATIONS--continued
		U.S. Treasury Bonds--continued
$10,550,000		United States Treasury Bond, 11.625%, 11/15/2004	$12,812,975
3,800,000		United States Treasury Bond, 11.875%, 11/15/2003	4,444,974
10,910,000		United States Treasury Bond, 12.375%, 5/15/2004	13,205,464
10,000,000		United States Treasury Bond, 14.250%, 2/15/2002	10,725,300

		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $66,004,450)	59,941,853

		MUNICIPALS--0.4%
		Municipal Services--0.3%
750,000		Atlanta & Fulton County, GA Recreation Authority (Downtown Arena Project), Taxable Revenue Bonds (Series 1997), 7.000%, 12/01/2028	736,545
250,000		McKeesport, PA, Taxable GO UT (Series B), 1997, 7.300%, 03/01/2020	253,273
1,000,000		Minneapolis/St. Paul, MN Airport Commission (Minneapolis/St. Paul, MN), GO UT Taxable Revenue Bonds (Series 9), 8.950%, 01/01/2022	1,065,050

		TOTAL	2,054,868

		Real Estate--0.1%
900,000		North Central, TX Housing Finance Corp. (Tiffany Square Apartments), Housing Revenue Bonds (Series 1999-B), 9.100%, 12/01/2014	965,412

		TOTAL MUNICIPALS (IDENTIFIED COST $2,994,755)	3,020,280

		MUTUAL FUNDS--44.3%
2,694,289		Federated Mortgage Core Portfolio	26,808,178
46,904,281		High Yield Bond Portfolio	333,958,485
5,617,845		Prime Value Obligations Fund, Class IS	5,617,845

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $477,301,125)	366,384,508

		PREFERRED STOCKS--0.6%
		Financial Intermediaries--0.2%
40,000		Lehman Brothers Holdings, Pfd. 5.67%	1,699,000

		Real Estate--0.2%
2,000		Highwoods Properties, Inc., REIT Perpetual Pfd. Stock (Series A), 8.625%	1,342,560
9,900		Prologis Trust, Cumulative Pfd. (Series C), 4.27%	479,222

		TOTAL	1,821,782

		Telecommunications & Cellular--0.2%
63,800		TCI Communications., Pfd. 2.500%	1,623,072

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $5,857,461)	5,143,854

Shares			Value in U.S. Dollars
		WARRANTS--0.0%
		EURO--0.0%
		Telecommunications & Cellular--0.0%
3,500	[3]	Jazztel PLC, Warrants, 7/15/2010	$4,440

		U.S. DOLLAR--0.0%
		Insurance--0.0%
2,013	[3]	Arcadia Financial Ltd., Warrants, 3/15/2020	20

		Sovereign--0.0%
250	[3]	Nigeria, Government of, Warrants, 11/15/2020	3

		Telecommunications & Cellular--0.0%
5,000	[3]	Maxcom Telecomunicaciones, Warrants, 4/01/2007	250

		TOTAL WARRANTS (IDENTIFIED COST $144,296)	4,713

		TOTAL INVESTMENTS (IDENTIFIED COST $971,472,579)[4]	$816,906,031

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 2001, these securities amounted to $38,259,467 which represents 4.6% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $37,954,176 which represents 4.6% of net assets.

2 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

3 Non-income producing security.

4 The cost of investments for federal tax purposes amounts to $971,472,579. The net unrealized depreciation of investments on a federal tax basis amounts to $154,566,548 which is comprised of $5,769,173 appreciation and $160,335,721 depreciation at May 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($826,992,728) at May 31, 2001.

The following acronyms are used throughout this portfolio:

GO	--General Obligation
MTN	--Medium Term Note
REIT	--Real Estate Investment Trust
UT	--Unlimited Tax

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $971,472,579)		$816,906,031
Cash denominated in foreign currencies (identified cost $371,535)		370,803
Income receivable		12,730,793
Receivable for investments sold		2,494,816
Receivable for shares sold		1,868,985

TOTAL ASSETS		834,371,428

Liabilities:
Payable for investments purchased	$2,557,751
Payable for shares redeemed	815,651
Income distribution payable	3,281,893
Accrued expenses	723,405

TOTAL LIABILITIES		7,378,700

Net assets for 99,961,013 shares outstanding		$826,992,728

Net Assets Consist of:
Paid in capital		$1,020,447,582
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(154,639,861)
Accumulated net realized loss on investments and foreign currency transactions		(30,528,627)
Net operating loss		(8,286,366)

TOTAL NET ASSETS		$826,992,728

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($133,324,087 ÷ 16,110,538 shares outstanding)		$8.28

Offering price per share (100/95.50 of $8.28)[1]		$8.67

Redemption proceeds per share		$8.28

Class B Shares:
Net asset value per share ($607,280,370 ÷ 73,405,723 shares outstanding)		$8.27

Offering price per share		$8.27

Redemption proceeds per share (94.50/100 of $8.27)[1]		$7.82

Class C Shares:
Net asset value per share ($59,821,995 ÷ 7,232,004 shares outstanding)		$8.27

Offering price per share		$8.27

Redemption proceeds per share (99.00/100 of $8.27)[1]		$8.19

Class F Shares:
Net asset value per share ($26,566,276 ÷ 3,212,748 shares outstanding)		$8.27

Offering price per share (100/99.00 of $8.27)[1]		$8.35

Redemption proceeds per share (99.00/100 of $8.27)[1]		$8.19

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2001 (unaudited)

Investment Income:
Dividends			$20,416,504
Interest (net of foreign taxes withheld of $122)			25,222,117

TOTAL INCOME			45,638,621

Expenses:
Investment adviser fee		$3,491,352
Administrative personnel and services fee		309,293
Custodian fees		84,478
Transfer and dividend disbursing agent fees and expenses		378,255
Directors'/Trustees' fees		4,924
Auditing fees		21,454
Legal fees		14,584
Portfolio accounting fees		77,091
Distribution services fee--Class B Shares		2,271,522
Distribution services fee--Class C Shares		203,895
Distribution services fee--Class F Shares		69,362
Shareholder services fee--Class A Shares		167,048
Shareholder services fee--Class B Shares		757,174
Shareholder services fee--Class C Shares		67,965
Shareholder services fee--Class F Shares		34,681
Share registration costs		37,438
Printing and postage		63,022
Insurance premiums		1,232
Taxes		48,146
Miscellaneous		4,523

TOTAL EXPENSES		8,107,439

Waivers and Reimbursement:
Waiver of investment adviser fee	$(574,544)
Waiver of distribution services fee--Class F Shares	(69,362)
Reimbursement of investment adviser fee	(219)

TOTAL WAIVERS AND REIMBURSEMENT		(644,125)

Net expenses			7,463,314

Net investment income			38,175,307

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(6,499,347)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			21,894,529

Net realized and unrealized gain on investments and foreign currency transactions			15,395,182

Change in net assets resulting from operations			$53,570,489

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2001	Year Ended 11/30/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$38,175,307	$79,498,712
Net realized loss on investments and foreign currency transactions	(6,499,347)	(16,342,669)
Net realized gain on capital gain distributions from other investment companies	--	655,600
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency	21,894,529	(95,790,184)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	53,570,489	(31,978,541)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(6,419,532)	(12,878,446)
Class B Shares	(26,849,221)	(55,691,998)
Class C Shares	(2,390,581)	(5,100,297)
Class F Shares	(1,332,779)	(2,880,749)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(36,992,113)	(76,551,490)

Share Transactions:
Proceeds from sale of shares	111,875,355	174,345,229
Net asset value of shares issued to shareholders in payment of distributions declared	18,653,009	39,251,981
Cost of shares redeemed	(108,844,892)	(302,775,007)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	21,683,472	(89,177,797)

Change in net assets	38,261,848	(197,707,828)

Net Assets:
Beginning of period	788,730,880	986,438,708

End of period	$826,992,728	$788,730,880

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$8.10	$9.19	$9.79	$10.41	$10.47	$10.14
Income From Investment Operations:
Net investment income	0.41	0.84	0.87	0.83	0.87 [1]	0.91
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.17	(1.12)	(0.65)	(0.54)	(0.03)	0.42

TOTAL FROM INVESTMENT OPERATIONS	0.58	(0.28)	0.22	0.29	0.84	1.33

Less Distributions:
Distributions from net investment income	(0.40)	(0.81)	(0.82)	(0.81)	(0.87)	(0.89)
Distributions in excess of net investment income[2]	--	--	--	(0.07)	--	(0.03)
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.03)	(0.03)	(0.08)

TOTAL DISTRIBUTIONS	(0.40)	(0.81)	(0.82)	(0.91)	(0.90)	(1.00)

Net Asset Value, End of Period	$8.28	$8.10	$9.19	$ 9.79	$10.41	$10.47

Total Return[3]	7.24%	(3.37)%	2.30%	2.94%	8.33%	13.89%

Ratios to Average Net Assets:

Expenses	1.21%[4]	1.19%	1.16%	1.13%	1.10%	1.05%

Net investment income	9.90%[4]	9.44%	8.93%	8.12%	8.40%	8.54%

Expense waiver/reimbursement[5]	0.14%[4]	0.19%	0.21%	0.24%	0.36%	0.98%

Supplemental Data:

Net assets, end of period (000 omitted)	$133,324	$127,397	$148,365	$141,065	$58,270	$28,021

Portfolio turnover	31%	60%	51%	93%	40%	47%

1 Per share information is based on average shares outstanding.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purpose.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$8.10	$9.19	$9.79	$10.40	$10.47	$10.14
Income From Investment Operations:
Net investment income	0.38	0.77	0.80	0.75	0.79 [1]	0.83
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.16	(1.12)	(0.65)	(0.53)	(0.04)	0.42

TOTAL FROM INVESTMENT OPERATIONS	0.54	(0.35)	0.15	0.22	0.75	1.25

Less Distributions:
Distributions from net investment income	(0.37)	(0.74)	(0.75)	(0.73)	(0.79)	(0.83)
Distributions in excess of net investment income[2]	--	--	--	(0.07)	--	(0.01)
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.03)	(0.03)	(0.08)

TOTAL DISTRIBUTIONS	(0.37)	(0.74)	(0.75)	(0.83)	(0.82)	(0.92)

Net Asset Value, End of Period	$8.27	$8.10	$9.19	$ 9.79	$10.40	$10.47

Total Return[3]	6.72%	(4.10)%	1.54%	2.17%	7.53%	13.03%

Ratios to Average Net Assets:

Expenses	1.96%[4]	1.94%	1.91%	1.88%	1.85%	1.80%

Net investment income	9.15%[4]	8.70%	8.18%	7.37%	7.67%	7.80%

Expense waiver/reimbursement[5]	0.14%[4]	0.19%	0.21%	0.24%	0.37%	0.98%

Supplemental Data:

Net assets, end of period (000 omitted)	$607,280	$581,077	$733,508	$689,687	$304,746	$120,020

Portfolio turnover	31%	60%	51%	93%	40%	47%

1 Per share information is based on average shares outstanding.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purpose.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$8.10	$9.19	$9.79	$10.41	$10.47	$10.14
Income From Investment Operations:
Net investment income	0.39	0.77	0.80	0.75	0.79 [1]	0.82
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.15	(1.12)	(0.65)	(0.54)	(0.03)	0.43

TOTAL FROM INVESTMENT OPERATIONS	0.54	(0.35)	0.15	0.21	0.76	1.25

Less Distributions:
Distributions from net investment income	(0.37)	(0.74)	(0.75)	(0.73)	(0.79)	(0.80)
Distributions in excess of net investment income[2]	--	--	--	(0.07)	--	(0.04)
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.03)	(0.03)	(0.08)

TOTAL DISTRIBUTIONS	(0.37)	(0.74)	(0.75)	(0.83)	(0.82)	(0.92)

Net Asset Value, End of Period	$8.27	$8.10	$9.19	$ 9.79	$10.41	$10.47

Total Return[3]	6.72%	(4.10)%	1.54%	2.18%	7.53%	13.05%

Ratios to Average Net Assets:

Expenses	1.96%[4]	1.94%	1.91%	1.88%	1.86%	1.80%

Net investment income	9.15%[4]	8.66%	8.18%	7.37%	7.69%	7.70%

Expense waiver/reimbursement[5]	0.14%[4]	0.19%	0.21%	0.24%	0.37%	0.98%

Supplemental Data:

Net assets, end of period (000 omitted)	$59,822	$52,697	$70,531	$73,509	$29,267	$10,481

Portfolio turnover	31%	60%	51%	93%	40%	47%

1 Per share information is based on average shares outstanding.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purpose.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$8.09	$9.18	$9.79	$10.41	$10.47	$10.14
Income From Investment Operations:
Net investment income	0.41	0.84	0.87	0.82	0.87 [1]	0.95
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.17	(1.12)	(0.66)	(0.53)	(0.03)	0.37

TOTAL FROM INVESTMENT OPERATIONS	0.58	(0.28)	0.21	0.29	0.84	1.32

Less Distributions:
Distributions from net investment income	(0.40)	(0.81)	(0.82)	(0.81)	(0.87)	(0.91)
Distributions in excess of net investment income[2]	--	--	--	(0.07)	--	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.03)	(0.03)	(0.08)

TOTAL DISTRIBUTIONS	(0.40)	(0.81)	(0.82)	(0.91)	(0.90)	(0.99)

Net Asset Value, End of Period	$8.27	$8.09	$9.18	$ 9.79	$10.41	$10.47

Total Return[3]	7.24%	(3.38)%	2.20%	2.94%	8.33%	13.83%

Ratios to Average Net Assets:

Expenses	1.21%[4]	1.19%	1.16%	1.13%	1.10%	1.07%

Net investment income	9.90%[4]	9.42%	8.92%	8.12%	8.38%	8.48%

Expense waiver/reimbursement[5]	0.64%[4]	0.69%	0.71%	0.74%	0.86%	1.46%

Supplemental Data:

Net assets, end of period (000 omitted)	$26,566	$27,560	$34,034	$35,941	$29,762	$17,367

Portfolio turnover	31%	60%	51%	93%	40%	47%

1 Per share information is based on average shares outstanding.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purpose.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2001 (unaudited)

ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Strategic Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. The investment objective of the Fund is to seek a high level of current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at their fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commissions ("SEC"), the Fund may invest in Federated Core Trust (the "Core Trust") which is managed by Federated Investment Management Company, the Fund's Adviser. The Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from the Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared annually, and are recorded by the Fund as capital gains received. Additional information regarding High Yield Bond Portfolio and/or Federated Mortgage Core Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums and discounts on debt securities effective December 1, 2001. Prior to this date, the Fund did not amortize premiums or discounts on debt securities. The cumulative effect, although not yet fully determined, will have no impact on the total net assets of the Fund.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

At November 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $23,756,274, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$16,617,166

2008	7,139,108

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

For the six-months ended May 31, 2001, the Fund had no outstanding foreign currency exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities; sales and maturities of short-term securities, sales of FCs; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books; and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. For the six months ended May 31, 2001, the Fund had no outstanding dollar roll transactions.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on the restricted security held at May 31, 2001 is as follows:

Security	Acquisition Date	Acquisition Cost
SMFC Trust Asset-Backed Certificates	4/7/1998	$349,751

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2001, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	1,000,000,000
Class B Shares	2,000,000,000
Class C Shares	1,000,000,000
Class F Shares	1,000,000,000
TOTAL	5,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,995,879	$33,812,576	7,016,789	$$61,793,563
Shares issued to shareholders in payment of distributions declared	479,778	4,023,864	942,898	8,281,662
Shares redeemed	(4,092,310)	(34,616,389)	(8,378,816)	(73,650,189)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	383,347	$3,220,051	(419,129)	$(3,574,964)

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	7,397,963	$62,370,774	10,984,136	$97,325,036
Shares issued to shareholders in payment of distributions declared	1,511,024	12,658,518	3,028,526	26,636,803
Shares redeemed	(7,261,032)	(60,985,340)	(22,101,216)	(196,326,324)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	1,647,955	$14,043,952	(8,088,554)	$(72,364,485)

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,792,296	$14,960,995	1,327,681	$11,798,587
Shares issued to shareholders in payment of distributions declared	172,923	1,449,794	361,502	3,177,848
Shares redeemed	(1,241,993)	(10,388,330)	(2,859,228)	(25,538,506)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	723,226	$6,022,459	(1,170,045)	$(10,562,071)

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	86,908	$731,010	385,793	$3,428,043
Shares issued to shareholders in payment of distributions declared	62,174	520,833	131,509	1,155,668
Shares redeemed	(341,539)	(2,854,833)	(818,361)	(7,259,988)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(192,457)	$(1,602,990)	(301,059)	$(2,676,277)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,562,071	$21,683,472	(9,978,787)	$(89,177,797)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-adviser agreement between the Adviser and the Federated Global Investment Management Corp., Federated Global Investment Management Corp. receives an allocable portion of the Fund's investment adviser fee. Such allocation is based on the amount of foreign securities which Federated Global Investment Management Corp., manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Pursuant to an Exemptive Order, issued by the SEC the Fund may invest in Prime Value Obligations Fund, which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares, Class C Shares and Class F Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended May 31, 2001, the Fund engaged in purchases and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchases and sale transactions complied with Rule 17a-7 under the Act and amounted to $112,662,115 and $93,729,799, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the six months ended May 31, 2001, were as follows:

Purchases	$261,747,911

Sales	$246,366,131

Purchases and sales of long-term U.S. government securities for the six months ended May 31, 2001, were as follows:

Purchases	$0

Sales	$66,782

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Strategic Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31417P502
Cusip 31417P601
Cusip 31417P700
Cusip 31417P809

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

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